UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08342

Investment Company Act File Number

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Portfolio

January 31, 2018

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 52.4%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.7%
Albania Government Bond, 8.80%, 10/23/25	ALL	480,800	$5,026,881
Albania Government Bond, 8.93%, 4/23/25	ALL	224,390	2,363,060
Republic of Albania, 5.75%, 11/12/20(1)	EUR	59,384	82,925,779

Total Albania			$90,315,720

Argentina — 0.6%
Argentina POM Politica Monetaria, 27.778%, (ARPP7DRR), 6/21/20(2)	ARS	505,160	$28,085,713
Republic of Argentina, 2.40%, 3/18/18	USD	5,866	5,875,345

Total Argentina			$33,961,058

Australia — 1.8%
Australia Government Bond, 3.00%, 3/21/47(1)(3)	AUD	92,872	$69,129,379
Australia Government Bond, 3.25%, 6/21/39(1)(3)	AUD	35,500	28,568,849

Total Australia			$97,698,228

Barbados — 0.5%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	32,126	$24,214,973
Barbados Government International Bond, 7.00%, 8/4/22(1)	USD	2,475	2,076,005

Total Barbados			$26,290,978

China — 0.0%(4)
China Government Bond, 3.40%, 2/9/27	CNY	10,000	$1,522,959

Total China			$1,522,959

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	1,621,144	$2,637,293

Total Costa Rica			$2,637,293

Cyprus — 1.0%
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	36,048	$52,371,094

Total Cyprus			$52,371,094

Dominican Republic — 3.2%
Dominican Republic, 10.375%, 3/4/22(1)	DOP	2,115,900	$46,886,174
Dominican Republic, 10.40%, 5/10/19(1)	DOP	1,674,800	35,827,494
Dominican Republic, 14.00%, 6/8/18(1)	DOP	1,783,800	37,471,326
Dominican Republic, 15.00%, 4/5/19(1)	DOP	541,100	12,156,158
Dominican Republic, 15.95%, 6/4/21(1)	DOP	239,300	6,063,494
Dominican Republic, 16.00%, 7/10/20(1)	DOP	1,417,800	34,498,346
Dominican Republic, 16.95%, 2/4/22(1)	DOP	110,200	2,952,546

Total Dominican Republic			$175,855,538

El Salvador — 3.0%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	4,877	$4,913,578
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	20,895	21,443,494
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	17,480	18,419,550

Security	Principal Amount (000’s omitted)		Value
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	9,508	$10,482,570
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	49,885	55,087,008
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	5,987	6,989,822
Republic of El Salvador, 8.625%, 2/28/29(1)	USD	39,765	46,922,700

Total El Salvador			$164,258,722

Fiji — 0.7%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	39,998	$39,877,366

Total Fiji			$39,877,366

Georgia — 0.2%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	390	$155,648
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	4,854	1,949,382
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	2,395	1,066,999
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,682	1,199,913
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	10,230	4,125,212
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,998	921,402

Total Georgia			$9,418,556

Greece — 0.5%
Hellenic Republic Government Bond, 3.50%, 1/30/23(1)	EUR	5,072	$6,442,289
Hellenic Republic Government Bond, 4.375%, 8/1/22(1)(6)	EUR	16,558	21,870,264

Total Greece			$28,312,553

Honduras — 0.4%
Honduras Government International Bond, 6.25%, 1/19/27(1)	USD	9,705	$10,469,560
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	8,987	10,155,310

Total Honduras			$20,624,870

Iceland — 2.0%
Republic of Iceland, 5.00%, 11/15/28	ISK	2,106,105	$20,596,938
Republic of Iceland, 6.25%, 2/5/20	ISK	90,991	934,943
Republic of Iceland, 6.50%, 1/24/31	ISK	4,043,656	45,208,774
Republic of Iceland, 7.25%, 10/26/22	ISK	692,226	7,575,476
Republic of Iceland, 8.00%, 6/12/25	ISK	2,878,976	33,875,187

Total Iceland			$108,191,318

India — 4.9%
India Government Bond, 6.68%, 9/17/31	INR	1,554,000	$22,405,844
India Government Bond, 6.79%, 5/15/27	INR	1,210,000	18,021,469
India Government Bond, 6.79%, 12/26/29	INR	2,000,000	29,558,006
India Government Bond, 6.97%, 9/6/26	INR	1,200,000	18,203,436
India Government Bond, 7.61%, 5/9/30	INR	2,296,000	35,708,637
India Government Bond, 7.73%, 12/19/34	INR	729,100	11,388,650
India Government Bond, 7.88%, 3/19/30	INR	5,192,580	82,190,593
India Government Bond, 7.95%, 8/28/32	INR	474,800	7,554,899
National Highways Authority of India, 7.17%, 12/23/21	INR	1,750,000	27,162,388
National Highways Authority of India, 7.60%, 3/18/22	INR	1,000,000	15,718,035

Total India			$267,911,957

Japan — 2.3%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(5)	JPY	4,754,856	$45,745,400
Japan Government CPI Linked Bond, 0.10%, 3/10/25(5)	JPY	7,958,220	76,600,695

Total Japan			$122,346,095

Security	Principal Amount (000’s omitted)		Value
Kazakhstan — 0.3%
Kazakhstan Government International Bond, 9.60%, 4/3/21	KZT	5,807,290	$18,557,090

Total Kazakhstan			$18,557,090

Macedonia — 3.3%
Republic of Macedonia, 2.75%, 1/18/25(1)	EUR	5,270	$6,620,697
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	77,225	104,153,485
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	48,855	67,267,405
Republic of Macedonia, 5.625%, 7/26/23(1)	EUR	2,027	2,979,876

Total Macedonia			$181,021,463

New Zealand — 3.8%
New Zealand Government Bond, 2.00%, 9/20/25(1)(5)	NZD	99,023	$76,137,282
New Zealand Government Bond, 2.50%, 9/20/35(1)(5)	NZD	44,892	36,548,526
New Zealand Government Bond, 2.50%, 9/20/40(5)	NZD	20,447	16,322,132
New Zealand Government Bond, 3.00%, 9/20/30(1)(5)	NZD	92,731	79,173,256

Total New Zealand			$208,181,196

Peru — 3.7%
Peru Government Bond, 5.70%, 8/12/24	PEN	381,190	$131,171,912
Peru Government Bond, 8.20%, 8/12/26	PEN	171,700	67,826,091

Total Peru			$198,998,003

Philippines — 0.7%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$36,491,759

Total Philippines			$36,491,759

Serbia — 6.7%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	18,727,320	$210,150,449
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	2,703,190	29,040,404
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	362,710	3,810,208
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	1,327,010	14,102,745
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,528,370	31,277,050
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,925,250	75,237,704
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	230,000	3,133,475

Total Serbia			$366,752,035

Sri Lanka — 4.0%
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	3,855,300	$24,942,358
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	141,000	896,892
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	432,000	2,786,518
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,397,000	15,558,277
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	2,522,000	16,242,548
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,352,630	15,301,606
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,565,000	10,185,718
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	2,040,300	13,528,564
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	1,991,100	13,259,258
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	784,840	5,206,251
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,951,000	12,965,322
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,597,000	10,761,814
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	1,258,310	8,581,245
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,536,000	10,656,463
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	218,000	1,519,200
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	2,140,750	14,909,867
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	641,830	4,414,565

Security	Principal Amount (000’s omitted)		Value
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	1,035,380	$7,218,665
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	971,000	6,794,629
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,422,000	9,884,061
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	121,000	844,671
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	1,859,000	13,358,915

Total Sri Lanka			$219,817,407

Suriname — 0.3%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	14,022	$14,863,320

Total Suriname			$14,863,320

Tanzania — 2.2%
United Republic of Tanzania, 7.452%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	115,006	$121,043,932

Total Tanzania			$121,043,932

Thailand — 2.7%
Thailand Government Bond, 1.20%, 7/14/21(1)(5)	THB	2,046,946	$65,391,030
Thailand Government Bond, 1.25%, 3/12/28(1)(5)	THB	2,551,516	79,793,316

Total Thailand			$145,184,346

Turkey — 1.8%
Republic of Turkey, 4.875%, 10/9/26	USD	26,700	$26,072,817
Republic of Turkey, 7.00%, 6/5/20	USD	15,589	16,742,898
Republic of Turkey, 7.375%, 2/5/25	USD	47,600	54,615,050

Total Turkey			$97,430,765

Total Foreign Government Bonds (identified cost $2,646,377,767)			$2,849,935,621

Foreign Corporate Bonds — 2.3%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.4%
Banco Hipotecario SA, 23.708%, (Badlar + 2.50%), 1/12/20(1)(2)	ARS	200,000	$10,043,595
YPF SA, 27.125%, (Badlar + 4.00%), 7/7/20(1)(2)	USD	12,483	11,126,972

Total Argentina			$21,170,567

Bulgaria — 0.2%
Eurohold Bulgaria AD, 6.50%, 12/7/22(1)	EUR	9,200	$11,286,904

Total Bulgaria			$11,286,904

Ecuador — 0.4%
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 7.316%, (3 mo. USD LIBOR + 5.63%), 9/24/19(1)(2)	USD	6,335	$6,508,834
Petroamazonas EP, 4.625%, 2/16/20(1)	USD	13,490	13,314,630

Total Ecuador			$19,823,464

Georgia — 0.2%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	18,730	$7,520,152
Bank of Georgia JSC, 11.00%, 6/1/20(1)	GEL	4,655	1,884,118

Total Georgia			$9,404,270

Security	Principal Amount (000’s omitted)		Value
Honduras — 0.2%
Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	9,010	$9,325,350

Total Honduras			$9,325,350

India — 0.9%
LIC Housing Finance, Ltd., 7.48%, 6/10/22	INR	200,000	$3,089,289
Power Finance Corp., Ltd., 7.40%, 9/30/21	INR	472,000	7,281,017
Power Finance Corp., Ltd., 7.47%, 9/16/21	INR	892,000	13,814,106
Power Finance Corp., Ltd., 7.50%, 8/16/21	INR	500,000	7,756,555
Power Finance Corp., Ltd., 7.75%, 3/22/27	INR	1,214,000	19,088,948

Total India			$51,029,915

Indonesia — 0.0%(4)
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	18,080,000	$1,371,403

Total Indonesia			$1,371,403

Total Foreign Corporate Bonds (identified cost $128,557,152)			$123,411,873

Sovereign Loans — 2.2%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.5%
Government of Barbados, Term Loan, 11.78%, (6 mo. USD LIBOR + 10.00%), Maturing December 20, 2019(2)(7)		$25,760	$25,610,025

Total Barbados			$25,610,025

Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.21%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(7)		$13,867	$13,637,881

Total Ethiopia			$13,637,881

Kenya — 0.1%
Government of Kenya, Term Loan, 6.53%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(2)		$3,806	$3,806,000

Total Kenya			$3,806,000

Macedonia — 0.3%
Republic of Macedonia, Term Loan, 3.94%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(2)(8)	EUR	11,000	$14,085,987

Total Macedonia			$14,085,987

Tanzania — 1.1%
Government of the United Republic of Tanzania, Term Loan, 7.03%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(2)		$59,140	$60,283,472

Total Tanzania			$60,283,472

Total Sovereign Loans (identified cost $113,468,160)			$117,423,365

Credit Linked Notes (CLN) — 0.0%(4)

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.0%(4)
Desarrolladora Energética S.A. (Deutsche Bank AG), 9.50%, 7/27/20(6)(9)	USD	2,100	$2,126,250

Total Argentina			$2,126,250

Total Credit Linked Notes (identified cost $2,126,356)			$2,126,250

Debt Obligations - United States — 13.2%

Corporate Bonds & Notes — 0.0%(4)

Security	Principal Amount		Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$536,652

Total Corporate Bonds & Notes (identified cost $506,156)			$536,652

Collateralized Mortgage Obligations — 7.5%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$60,650	$65,806
Series 350, Class F2, 1.711%, (1 mo. USD LIBOR + 0.35%), 9/15/40(2)		6,355,231	6,344,839
Series 1548, Class Z, 7.00%, 7/15/23		72,014	78,041
Series 1650, Class K, 6.50%, 1/15/24		398,555	428,964
Series 1817, Class Z, 6.50%, 2/15/26		63,756	69,450
Series 1927, Class ZA, 6.50%, 1/15/27		231,126	252,620
Series 2127, Class PG, 6.25%, 2/15/29		341,410	370,857
Series 2344, Class ZD, 6.50%, 8/15/31		538,422	604,043
Series 2458, Class ZB, 7.00%, 6/15/32		975,211	1,115,683
Series 4691, Class FA, 1.91%, (1 mo. USD LIBOR + 0.35%), 6/15/47(2)		2,644,398	2,643,710
Series 4707, Class LF, 1.91%, (1 mo. USD LIBOR + 0.35%), 8/15/47(2)		15,377,980	15,374,862
Series 4748, Class FG, 1.86%, (1 mo. USD LIBOR + 0.30%), 1/15/48(2)		8,198,067	8,126,972
Series 4748, Class HF, 1.86%, (1 mo. USD LIBOR + 0.30%), 1/15/48(2)		5,970,962	5,951,314
Series 4751, Class EF, 1.81%, (1 mo. USD LIBOR + 0.25%), 5/15/41(2)		15,282,623	15,280,235
Series 4752, Class PF, 1.86%, (1 mo. USD LIBOR + 0.30%), 11/15/47(2)		32,499,404	32,234,726

			$88,942,122

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M2, 5.011%, (1 mo. USD LIBOR + 3.45%), 10/25/29(2)		$8,445,000	$9,239,668
Series 2017-DNA3, Class M2, 4.061%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)		29,000,000	30,075,651
Series 2018-DNA1, Class M2, 3.361%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)		26,900,000	26,935,882

			$66,251,201

Security	Principal Amount	Value
Federal National Mortgage Association:
Series G48, Class Z, 7.10%, 12/25/21	$212,710	$226,114
Series G92-60, Class Z, 7.00%, 10/25/22	322,761	344,796
Series G93-1, Class K, 6.675%, 1/25/23	329,399	350,852
Series G94-7, Class PJ, 7.50%, 5/17/24	367,507	403,623
Series 1992-180, Class F, 2.711%, (1 mo. USD LIBOR + 1.15%), 10/25/22(2)	271,676	274,791
Series 1993-16, Class Z, 7.50%, 2/25/23	241,094	261,328
Series 1993-79, Class PL, 7.00%, 6/25/23	150,268	162,276
Series 1993-104, Class ZB, 6.50%, 7/25/23	61,937	66,406
Series 1993-121, Class Z, 7.00%, 7/25/23	976,620	1,053,848
Series 1993-141, Class Z, 7.00%, 8/25/23	196,156	212,086
Series 1994-42, Class ZQ, 7.00%, 4/25/24	1,257,433	1,366,930
Series 1994-79, Class Z, 7.00%, 4/25/24	244,656	265,645
Series 1994-89, Class ZQ, 8.00%, 7/25/24	195,557	217,339
Series 1996-35, Class Z, 7.00%, 7/25/26	58,787	65,198
Series 1998-16, Class H, 7.00%, 4/18/28	236,584	265,317
Series 1998-44, Class ZA, 6.50%, 7/20/28	403,067	445,216
Series 1999-25, Class Z, 6.00%, 6/25/29	390,208	426,339
Series 2000-2, Class ZE, 7.50%, 2/25/30	104,566	117,449
Series 2000-49, Class A, 8.00%, 3/18/27	321,256	362,473
Series 2001-31, Class ZA, 6.00%, 7/25/31	3,129,749	3,436,787
Series 2001-74, Class QE, 6.00%, 12/25/31	870,435	961,353
Series 2009-48, Class WA, 5.829%, 7/25/39(10)	4,079,682	4,400,633
Series 2011-38, Class SA, 8.816%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(11)	4,210,098	4,668,889
Series 2017-54, Class FB, 1.661%, (1 mo. USD LIBOR + 0.30%), 7/25/47(2)	10,796,730	10,795,918
Series 2017-68, Class AF, 1.661%, (1 mo. USD LIBOR + 0.30%), 9/25/47(2)	11,496,740	11,490,300
Series 2017-104, Class FB, 1.911%, (1 mo. USD LIBOR + 0.35%), 1/25/48(2)	12,127,581	12,065,532

		$54,707,438

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C03, Class 1M2, 4.561%, (1 mo. USD LIBOR + 3.00%), 10/25/29(2)	$30,940,000	$32,817,699
Series 2017-C05, Class 1M2, 3.761%, (1 mo. USD LIBOR + 2.20%), 1/25/30(2)	27,000,000	27,466,185
Series 2017-C06, Class 1M2, 4.211%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	38,950,000	40,507,992

		$100,791,876

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$83,839	$89,857
Series 2016-122, Class BF, 1.868%, (1 mo. USD LIBOR + 0.30%), 9/20/46(2)	5,010,388	5,002,315
Series 2016-160, Class CF, 1.868%, (1 mo. USD LIBOR + 0.30%), 11/20/46(2)	3,741,721	3,736,065
Series 2017-117, Class EF, 1.868%, (1 mo. USD LIBOR + 0.30%), 8/20/47(2)	4,230,355	4,222,987
Series 2017-163, Class GF, 1.868%, (1 mo. USD LIBOR + 0.30%), 11/20/47(2)	3,798,512	3,792,022
Series 2017-174, Class AF, 1.848%, (1 mo. USD LIBOR + 0.28%), 1/20/43(2)	20,282,369	20,265,433
Series 2017-182, Class FN, 1.86%, (1 mo. USD LIBOR + 0.30%), 12/16/47(2)	5,909,918	5,910,672
Series 2017-188, Class FA, 1.848%, (1 mo. USD LIBOR + 0.28%), 9/20/43(2)	21,325,844	21,314,248
Series 2018-7, Class F, 1.864%, (1 mo. USD LIBOR + 0.30%), 1/20/48(2)	10,650,000	10,663,319
Series 2018-11, Class FA, 1.854%, (1 mo. USD LIBOR + 0.30%), 1/20/48(2)	21,570,000	21,571,922

		$96,568,840

Total Collateralized Mortgage Obligations (identified cost $401,601,361)		$407,261,477

Mortgage Pass-Throughs — 3.5%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.862%, (COF + 1.25%), with maturity at 2035(12)	$2,101,390	$2,167,728
3.023%, (COF + 2.39%), with maturity at 2023(12)	47,601	48,854
3.418%, (1 yr. CMT + 2.33%), with maturity at 2036(12)	2,317,801	2,451,067
3.558%, (COF + 1.25%), with maturity at 2029(12)	111,599	110,899
4.412%, (COF + 1.25%), with maturity at 2030(12)	417,196	445,096
4.50%, with maturity at 2035	323,305	340,396
6.00%, with various maturities to 2035	8,602,742	9,438,244
6.50%, with various maturities to 2036	15,418,445	17,232,239
6.60%, with maturity at 2030	929,642	1,060,258
7.00%, with various maturities to 2036	15,941,605	18,119,650
7.31%, with maturity at 2026	62,281	69,604
7.50%, with various maturities to 2035	8,943,134	10,084,368
7.95%, with maturity at 2022	122,976	130,158
8.00%, with various maturities to 2034	3,792,322	4,304,699
8.15%, with maturity at 2021	15,336	15,900
8.30%, with maturity at 2021	7,371	7,601
8.50%, with maturity at 2025	103,867	111,837
9.00%, with various maturities to 2027	350,795	377,281
9.50%, with maturity at 2027	63,344	67,327
10.00%, with various maturities to 2020	21,911	22,488
10.50%, with maturity at 2021	25,416	25,500

		$66,631,194

Federal National Mortgage Association:
1.979%, (COF + 1.25%), with various maturities to 2033(12)	$2,959,675	$2,984,921
1.993%, (COF + 1.25%), with maturity at 2027(12)	123,253	124,250
2.137%, (COF + 1.40%), with maturity at 2025(12)	482,260	487,342
2.337%, (COF + 1.60%), with maturity at 2024(12)	292,110	296,185
2.887%, (COF + 2.17%), with maturity at 2023(12)	24,463	24,658
3.369%, (1 yr. CMT + 2.15%), with maturity at 2028(12)	153,258	158,947
3.545%, (COF + 1.25%), with maturity at 2034(12)	1,229,208	1,292,384
3.687%, (COF + 1.25%), with maturity at 2035(12)	3,392,507	3,554,937
3.801%, (COF + 1.78%), with maturity at 2035(12)	3,242,341	3,459,173
5.50%, with maturity at 2020	60,742	61,884
6.00%, with various maturities to 2038	48,235,773	53,528,176
6.322%, (COF + 2.00%, Floor 6.32%), with maturity at 2032(12)	1,200,382	1,297,639
6.50%, with various maturities to 2038	16,550,434	18,497,303
7.00%, with various maturities to 2035	18,486,526	21,019,638
7.447%, (1 yr. CMT + 2.15%), with maturity at 2025(12)	30,625	32,535
7.50%, with various maturities to 2035	5,659,157	6,394,746
8.00%, with various maturities to 2034	1,991,802	2,249,687
8.50%, with various maturities to 2037	4,186,946	4,913,252
9.00%, with various maturities to 2032	629,252	697,512
9.123%, with maturity at 2028(10)	7,336	7,838
9.50%, with various maturities to 2031	290,781	320,010
9.751%, with maturity at 2027(10)	23,113	24,417
10.50%, with maturity at 2029	52,613	52,891
11.50%, with maturity at 2031	139,056	172,163

		$121,652,488

Security	Principal Amount	Value
Government National Mortgage Association:
3.125%, (1 yr. CMT + 1.50%), with maturity at 2024(12)	$226,697	$230,350
6.50%, with various maturities to 2032	615,154	683,250
7.00%, with various maturities to 2031	989,849	1,118,343
7.50%, with various maturities to 2028	147,075	165,453
7.75%, with maturity at 2019	8,935	9,283
8.00%, with various maturities to 2023	95,138	105,121
8.30%, with maturity at 2020	2,377	2,452
8.50%, with maturity at 2021	17,171	18,110
9.00%, with maturity at 2025	53,694	58,480
9.50%, with various maturities to 2021	34,121	36,307

		$2,427,149

Total Mortgage Pass-Throughs (identified cost $186,710,585)		$190,710,831

U.S. Treasury Obligations — 1.8%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$1,746,562
U.S. Treasury Inflation-Protected Note, 0.375%, 1/15/27(13)(14)	96,498,675	94,573,854

Total U.S. Treasury Obligations (identified cost $97,190,406)		$96,320,416

Small Business Administration Loans (Interest Only)(15) — 0.4%
Security	Principal Amount	Value
1.109%, 5/15/42 to 9/15/42	$3,889,585	$197,363
1.409%, 9/15/42	2,802,879	196,360
1.609%, 8/15/42 to 9/15/42	4,778,061	361,173
1.659%, 8/15/42	1,901,886	174,705
1.809%, 7/15/37 to 9/15/37	3,458,318	244,679
1.909%, 7/15/42	2,507,728	240,225
1.932%, 3/15/41 to 5/15/42	2,229,304	203,108
1.959%, 9/15/42	3,068,297	278,721
2.032%, 8/15/32 to 9/15/42	4,594,250	462,634
2.059%, 8/15/38	851,320	67,311
2.109%, 8/15/42 to 9/15/42	6,177,238	624,541
2.159%, 2/15/42	1,519,108	162,839
2.209%, 9/15/42	6,353,309	667,934
2.238%, 3/19/36	28,881,200	2,778,574
2.329%, 10/29/39	48,708,948	5,022,672
2.359%, 9/15/42	2,043,558	236,072
2.382%, 2/15/41 to 3/15/41	1,413,948	148,525
2.386%, 7/15/39	1,065,124	101,173
2.409%, 12/15/41 to 8/15/42	4,165,608	489,611
2.459%, 4/15/42 to 9/15/42	5,249,395	621,081
2.482%, 9/15/41	972,006	137,972
2.532%, 6/15/36	930,746	85,970
2.559%, 5/15/37	1,467,286	140,204
2.579%, 9/15/42	2,592,930	322,454

Security	Principal Amount	Value
2.609%, 9/15/42	$2,942,382	$454,383
2.632%, 11/15/36	662,950	69,412
2.709%, 7/15/27 to 9/15/42	11,027,662	1,328,142
2.886%, 2/15/41	850,236	109,782
2.932%, 4/15/42 to 5/15/42	3,131,876	458,518
2.959%, 7/15/27 to 12/15/42	6,003,437	778,402
2.985%, 2/15/29	1,046,866	104,466
3.032%, 4/15/41 to 1/15/42	4,276,496	585,388
3.082%, 10/15/42	2,521,779	401,197
3.209%, 6/15/27 to 9/15/42	8,820,629	1,264,180
3.459%, 3/15/27 to 9/15/42	4,757,626	781,400
3.532%, 4/15/37	3,326,082	435,723
3.709%, 3/15/42 to 10/15/42	8,862,308	1,672,646
3.782%, 5/15/27 to 9/15/42	6,672,131	1,130,933

Total Small Business Administration Loans (Interest Only) (identified cost $23,045,875)		$23,540,473

Total Debt Obligations - United States (identified cost $709,054,383)		$718,369,849

Common Stocks — 4.8%

Security	Shares	Value
Cyprus — 0.2%
Bank of Cyprus Holdings PLC(16)(17)	1,305,859	$3,897,689
Bank of Cyprus Holdings PLC(16)(17)	2,890,548	8,614,959

Total Cyprus		$12,512,648

Iceland — 1.5%
Eik Fasteignafelag HF(16)	57,784,005	$5,921,258
Eimskipafelag Islands HF	4,034,070	9,692,363
Hagar HF	29,437,633	12,095,451
Icelandair Group HF	35,379,527	5,737,316
Marel HF	938,080	3,266,458
Marel HF	167,638	583,619
N1 HF	2,081,100	2,639,808
Reginn HF(16)	29,010,300	7,605,048
Reitir Fasteignafelag HF	15,842,197	14,358,296
Siminn HF	288,361,064	12,106,489
Sjova-Almennar Tryggingar HF	36,510,012	6,320,193
Tryggingamidstodin HF	9,728,851	3,319,898

Total Iceland		$83,646,197

Japan — 0.7%
Mitsubishi UFJ Financial Group, Inc.	1,739,600	$13,153,754
Mizuho Financial Group, Inc.	3,625,300	6,872,669
Resona Holdings, Inc.	492,800	2,984,355
Sumitomo Mitsui Financial Group, Inc.	215,700	9,714,256
Sumitomo Mitsui Trust Holdings, Inc.	111,800	4,655,229

Total Japan		$37,380,263

Security	Shares	Value
Singapore — 0.3%
Yoma Strategic Holdings, Ltd.	38,138,000	$14,634,636

Total Singapore		$14,634,636

South Korea — 0.8%
AMOREPACIFIC Corp.	1,900	$532,326
AMOREPACIFIC Group	4,500	597,538
Coway Co., Ltd.	4,100	365,269
Hana Financial Group, Inc.	20,100	979,471
Hankook Tire Co., Ltd.	7,000	350,586
Hyundai Heavy Industries Co., Ltd.(16)	3,400	441,669
Hyundai Mobis Co., Ltd.	4,800	1,112,984
Hyundai Motor Co.	13,300	2,019,967
Hyundai Steel Co.	6,400	340,987
Industrial Bank of Korea	31,100	484,593
Kangwon Land, Inc.	15,400	467,601
KB Financial Group, Inc.	30,200	1,899,216
Kia Motors Corp.	15,600	505,815
Korea Electric Power Corp.(16)	20,400	682,417
Korea Zinc Co., Ltd.	1,300	627,001
KT&G Corp.	11,700	1,166,821
LG Chem, Ltd.	3,200	1,294,304
LG Corp.	8,100	675,547
LG Display Co., Ltd.	18,800	564,704
LG Electronics, Inc.	8,100	776,998
LG Household & Health Care, Ltd.	700	770,902
Lotte Chemical Corp.	1,600	628,993
Lotte Corp.(16)	1,917	125,270
Lotte Shopping Co., Ltd.	1,564	353,071
Naver Corp.	4,400	3,747,963
POSCO	4,000	1,426,743
S-Oil Corp.	5,800	668,072
Samsung Biologics Co., Ltd.(6)(16)	3,100	1,265,080
Samsung C&T Corp.	7,400	983,800
Samsung Electronics Co., Ltd.	2,700	6,310,786
Samsung Fire & Marine Insurance Co., Ltd.	2,200	594,982
Samsung Life Insurance Co., Ltd.	8,700	1,050,793
Samsung SDI Co., Ltd.	4,000	737,342
Samsung SDS Co., Ltd.	4,300	1,032,306
Shinhan Financial Group Co., Ltd.	24,000	1,191,503
SK Holdings Co., Ltd.	2,300	685,679
SK Hynix, Inc.	40,500	2,780,112
SK Innovation Co., Ltd.	3,500	670,224
SK Telecom Co., Ltd.	3,700	918,793
Woori Bank	43,300	682,681

Total South Korea		$42,510,909

Sri Lanka — 0.1%
Softlogic Life Insurance PLC	25,625,000	$3,663,194

Total Sri Lanka		$3,663,194

Turkey — 0.5%
Akbank Turk AS	2,973,600	$8,618,773
Turkiye Garanti Bankasi AS	2,713,700	8,852,345
Turkiye Is Bankasi AS, Class C	4,177,500	8,926,297

Total Turkey		$26,397,415

Security	Shares		Value
Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC		846,990	$2,484,409
Bank for Investment and Development of Vietnam JSC		468,816	707,357
Bao Viet Holdings		156,900	566,183
Binh Minh Plastics JSC		255,600	958,947
Coteccons Construction JSC		133,000	1,178,389
Danang Rubber JSC		68,640	80,784
Domesco Medical Import Export JSC		240,160	1,068,056
FPT Corp.		30,429	84,460
HA TIEN 1 Cement JSC		219,600	156,435
Hoa Phat Group JSC(16)		870,642	2,388,338
Hoa Sen Group		141,277	161,987
KIDO Group Corp.		373,100	731,457
Kinh Bac City Development Share Holding Corp.(16)		513,300	317,838
Masan Group Corp.		954,000	3,848,347
PetroVietnam Drilling & Well Services JSC(16)		260,463	314,799
PetroVietnam Fertilizer & Chemical JSC		385,500	414,343
PetroVietnam Gas JSC		165,200	905,236
PetroVietnam Nhon Trach 2 Power JSC		882,000	1,282,447
PetroVietnam Technical Services Corp.		628,300	761,477
Pha Lai Thermal Power JSC		219,100	197,314
Refrigeration Electrical Engineering Corp.		807,810	1,516,381
Saigon - Hanoi Commercial Joint Stock Bank(16)		958,301	547,119
Saigon Securities, Inc.		668,470	1,003,337
Saigon Thuong Tin Commercial JSB(16)		1,482,405	1,058,019
Tan Tao Investment & Industry JSC(16)		1,064,400	158,721
Viet Capital Securities JSC(16)		332,000	1,316,158
Vietnam Construction and Import-Export JSC		311,100	349,626
Vietnam Dairy Products JSC		455,640	4,081,617
Vietnam Joint Stock Commercial Bank for Industry and Trade		148,700	178,035
Vietnam Prosperity JSC Bank(16)		1,347,390	3,158,027
Vingroup JSC(16)		2,105,376	7,930,577

Total Vietnam			$39,906,220

Total Common Stocks (identified cost $224,855,491)			$260,651,482

Rights — 0.0%(4)

Security	Shares		Value
Hyundai Heavy Industries Co., Ltd., Exp. 3/9/18(16)		600	$18,542

Total Rights (identified cost $0)			$18,542

Short-Term Investments — 28.9%

Foreign Government Securities — 19.5%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.6%
Banco Central Del Argentina, 0.00%, 2/21/18	ARS	219,675	$11,025,257
Banco Central Del Argentina, 0.00%, 3/21/18	ARS	442,145	21,772,307
Banco Central Del Argentina, 0.00%, 4/18/18	ARS	2,500	120,655

Total Argentina			$32,918,219

Security	Principal Amount (000’s omitted)		Value
Czech Republic — 5.4%
Czech Republic Ministry of Finance Bill, 0.00%, 4/20/18	CZK	6,010,000	$295,171,395

Total Czech Republic			$295,171,395

Egypt — 3.5%
Egypt Treasury Bill, 0.00%, 2/6/18	EGP	105,600	$5,985,499
Egypt Treasury Bill, 0.00%, 2/13/18	EGP	132,925	7,478,800
Egypt Treasury Bill, 0.00%, 2/20/18	EGP	87,275	4,916,607
Egypt Treasury Bill, 0.00%, 3/6/18	EGP	449,900	25,169,001
Egypt Treasury Bill, 0.00%, 3/13/18	EGP	296,150	16,511,000
Egypt Treasury Bill, 0.00%, 3/20/18	EGP	57,500	3,194,906
Egypt Treasury Bill, 0.00%, 3/27/18	EGP	47,725	2,631,037
Egypt Treasury Bill, 0.00%, 4/3/18	EGP	143,850	7,939,730
Egypt Treasury Bill, 0.00%, 4/10/18	EGP	263,300	14,522,471
Egypt Treasury Bill, 0.00%, 4/17/18	EGP	260,675	14,331,309
Egypt Treasury Bill, 0.00%, 4/24/18	EGP	82,425	4,484,158
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	319,225	17,310,003
Egypt Treasury Bill, 0.00%, 5/8/18	EGP	167,225	9,105,363
Egypt Treasury Bill, 0.00%, 5/15/18	EGP	173,575	9,351,427
Egypt Treasury Bill, 0.00%, 5/22/18	EGP	286,850	15,404,706
Egypt Treasury Bill, 0.00%, 5/29/18	EGP	118,275	6,331,496
Egypt Treasury Bill, 0.00%, 6/5/18	EGP	134,275	7,165,236
Egypt Treasury Bill, 0.00%, 7/17/18	EGP	121,250	6,364,314
Egypt Treasury Bill, 0.00%, 7/24/18	EGP	270,675	14,133,266

Total Egypt			$192,330,329

Georgia — 0.2%
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	450	$180,325
Georgia Treasury Bill, 0.00%, 4/5/18	GEL	3,920	1,551,346
Georgia Treasury Bill, 0.00%, 5/3/18	GEL	784	308,572
Georgia Treasury Bill, 0.00%, 5/10/18	GEL	1,010	396,956
Georgia Treasury Bill, 0.00%, 6/14/18	GEL	7,717	3,012,414
Georgia Treasury Bill, 0.00%, 7/19/18	GEL	8,700	3,372,775
Georgia Treasury Bill, 0.00%, 12/6/18	GEL	10,000	3,772,946

Total Georgia			$12,595,334

Greece — 0.7%
Hellenic Republic Treasury Bill, 0.00%, 2/2/18	EUR	22,130	$27,475,495
Hellenic Republic Treasury Bill, 0.00%, 6/8/18	EUR	7,500	9,277,170

Total Greece			$36,752,665

Ivory Coast — 0.0%(4)
Cote d’Ivoire Treasury Bill, 0.00%, 7/18/18	XOF	300,000	$552,818

Total Ivory Coast			$552,818

Kazakhstan — 4.8%
National Bank of Kazakhstan Note, 0.00%, 2/14/18	KZT	2,939,000	$9,063,643
National Bank of Kazakhstan Note, 0.00%, 3/9/18	KZT	8,451,840	25,915,489
National Bank of Kazakhstan Note, 0.00%, 3/16/18	KZT	18,809,557	57,574,648
National Bank of Kazakhstan Note, 0.00%, 4/6/18	KZT	24,096,355	73,372,599
National Bank of Kazakhstan Note, 0.00%, 6/1/18	KZT	2,668,260	8,017,574
National Bank of Kazakhstan Note, 0.00%, 6/29/18	KZT	13,894,620	41,500,205
National Bank of Kazakhstan Note, 0.00%, 7/27/18	KZT	2,986,256	8,865,489
National Bank of Kazakhstan Note, 0.00%, 1/18/19	KZT	12,353,000	35,288,907

Total Kazakhstan			$259,598,554

Security	Principal Amount (000’s omitted)		Value
Nigeria — 2.0%
Nigeria Treasury Bill, 0.00%, 3/15/18	NGN	686,520	$1,871,112
Nigeria Treasury Bill, 0.00%, 4/5/18	NGN	3,884,160	10,497,287
Nigeria Treasury Bill, 0.00%, 4/12/18	NGN	6,168,795	16,630,764
Nigeria Treasury Bill, 0.00%, 4/19/18	NGN	3,432,590	9,231,770
Nigeria Treasury Bill, 0.00%, 5/3/18	NGN	1,385,250	3,704,341
Nigeria Treasury Bill, 0.00%, 6/7/18	NGN	902,270	2,377,360
Nigeria Treasury Bill, 0.00%, 6/14/18	NGN	2,105,290	5,530,294
Nigeria Treasury Bill, 0.00%, 6/21/18	NGN	3,308,310	8,663,790
Nigeria Treasury Bill, 0.00%, 6/28/18	NGN	1,216,489	3,175,875
Nigeria Treasury Bill, 0.00%, 7/5/18	NGN	450,300	1,171,922
Nigeria Treasury Bill, 0.00%, 7/12/18	NGN	163,740	424,951
Nigeria Treasury Bill, 0.00%, 7/19/18	NGN	1,576,080	4,078,960
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	2,432,977	6,244,222
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	377,040	964,983
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	1,980,310	5,016,183
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	3,514,787	8,875,250
Nigeria Treasury Bill, 0.00%, 9/27/18	NGN	996,409	2,508,062
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	814,769	2,046,749
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	465,582	1,163,119
Nigeria Treasury Bill, 0.00%, 11/1/18	NGN	2,453,347	6,095,205
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	3,491,864	8,419,329

Total Nigeria			$108,691,528

Qatar — 0.2%
Qatar Central Bank Bill, 0.00%, 2/1/18	QAR	29,150	$7,978,760

Total Qatar			$7,978,760

Uruguay — 2.1%
Banco Central Del Uruguay, 0.00%, 4/27/18	UYU	710,331	$24,507,296
Uruguay Treasury Bill, 0.00%, 2/8/18	UYU	365,989	12,876,053
Uruguay Treasury Bill, 0.00%, 2/14/18	UYU	75,770	2,669,339
Uruguay Treasury Bill, 0.00%, 3/8/18	UYU	77,288	2,699,359
Uruguay Treasury Bill, 0.00%, 3/14/18	UYU	209,900	7,324,304
Uruguay Treasury Bill, 0.00%, 4/5/18	UYU	1,102,308	38,348,312
Uruguay Treasury Bill, 0.00%, 5/4/18	UYU	30,310	1,042,054
Uruguay Treasury Bill, 0.00%, 6/1/18	UYU	167,603	5,724,910
Uruguay Treasury Bill, 0.00%, 6/29/18	UYU	56,916	1,929,567
Uruguay Treasury Bill, 0.00%, 9/21/18	UYU	29,047	969,457
Uruguay Treasury Bill, 0.00%, 10/19/18	UYU	527,929	17,360,062

Total Uruguay			$115,450,713

Total Foreign Government Securities (identified cost $1,041,076,802)			$1,062,040,315

U.S. Treasury Obligations — 1.8%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/1/18(13)		$39,000	$38,958,026
U.S. Treasury Bill, 0.00%, 5/3/18(13)		60,000	59,781,979

Total U.S. Treasury Obligations (identified cost $98,755,361)			$98,740,005

Other — 7.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(18)	415,279,633	$415,321,161

Total Other (identified cost $415,276,140)		$415,321,161

Total Short-Term Investments (identified cost $1,555,108,303)		$1,576,101,481

Total Purchased Options — 0.1% (identified cost $15,869,488)		$5,252,423

Total Investments — 103.9% (identified cost $5,395,417,100)		$5,653,290,886

Less Unfunded Loan Commitments — (0.1)%		$(3,806,465)

Net Investments — 103.8% (identified cost $5,391,610,635)		$5,649,484,421

Total Written Options — (0.0)%(4) (premiums received $2,251,728)		$(124,590)

Other Assets, Less Liabilities — (3.8)%		$(205,959,408)

Net Assets — 100.0%		$5,443,400,423

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the aggregate value of these securities is $1,407,049,059 or 25.8% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)	Amount is less than 0.05% or (0.05)%, as applicable.

(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $25,261,594 or 0.5% of the Portfolio’s net assets.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(9)	Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

(10)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2018.

(11)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2018.

(12)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2018.

(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(14)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(15)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(16)	Non-income producing security.

(17)	Securities are traded on separate exchanges for the same entity.

(18)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $1,341,453.

Currency Options Purchased — 0.0%(4)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put CNH/Call USD	Bank of America, N.A.	USD	112,700,000	CNH	7.40	11/12/18	$112,700
Put CNH/Call USD	BNP Paribas	USD	86,400,000	CNH	7.12	3/8/18	1,987
Put CNH/Call USD	Citibank, N.A.	USD	91,415,000	CNH	6.69	4/24/18	59,877
Put CNH/Call USD	Citibank, N.A.	USD	61,000,000	CNH	6.65	4/26/18	56,120
Put CNH/Call USD	Citibank, N.A.	USD	107,000,000	CNH	6.85	7/23/18	157,718
Put CNH/Call USD	Citibank, N.A.	USD	113,700,000	CNH	7.45	11/9/18	100,966
Put CNH/Call USD	Deutsche Bank AG	USD	49,725,000	CNH	7.15	3/12/18	1,392
Put CNH/Call USD	Deutsche Bank AG	USD	25,520,000	CNH	7.40	11/12/18	25,520
Put CNH/Call USD	Goldman Sachs International	USD	79,700,000	CNH	7.40	11/12/18	79,700
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	103,970,000	CNH	7.45	11/9/18	92,325
Put CNH/Call USD	Standard Chartered Bank	USD	104,500,000	CNH	6.69	4/23/18	65,417
Put EUR/Call USD	BNP Paribas	USD	130,215,000	USD	0.88	2/28/22	502,239
Put EUR/Call USD	Goldman Sachs International	USD	130,110,000	USD	0.87	2/24/22	500,793
Put INR/Call USD	Bank of America, N.A.	USD	110,000,000	INR	68.75	5/8/18	111,320
Put INR/Call USD	Deutsche Bank AG	USD	200,000,000	INR	68.75	5/8/18	202,400

Total							$2,070,474

Call Options Purchased — 0.1%

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
FTSE 100 Index	Goldman Sachs International	1,986	GBP	14,961,630	GBP	6,275.00	2/15/22	$3,181,949

Total								$3,181,949

Currency Options Written — (0.0)%(4)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put CNH/Call USD	BNP Paribas	USD	86,400,000	CNH	7.12	3/8/18	$(1,987)
Put CNH/Call USD	Deutsche Bank AG	USD	25,125,000	CNH	7.15	3/12/18	(704)
Put CNH/Call USD	Deutsche Bank AG	USD	24,600,000	CNH	7.15	3/12/18	(689)
Put INR/Call USD	Bank of America, N.A.	USD	110,000,000	INR	71.50	5/8/18	(43,010)
Put INR/Call USD	Deutsche Bank AG	USD	200,000,000	INR	71.50	5/8/18	(78,200)

Total							$(124,590)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
COP	78,879,409,000	USD	26,029,372	Citibank, N.A.	2/1/18	$1,764,690	$—
COP	78,879,409,000	USD	27,734,011	Deutsche Bank AG	2/1/18	60,051	—
EUR	23,395,105	USD	27,706,367	Goldman Sachs International	2/1/18	1,339,819	—
EUR	66,135,506	USD	81,875,756	Goldman Sachs International	2/1/18	234,761	—
EUR	158,542,013	USD	196,774,419	Goldman Sachs International	2/1/18	63,370	—
EUR	3,809,262	USD	4,715,867	Goldman Sachs International	2/1/18	13,522	—
EUR	6,111,112	USD	7,584,807	Goldman Sachs International	2/1/18	2,443	—
EUR	4,006,589	USD	4,972,778	Goldman Sachs International	2/1/18	1,601	—
EUR	372,266	USD	462,038	Goldman Sachs International	2/1/18	149	—
EUR	4,227,121	USD	5,250,930	Goldman Sachs International	2/1/18	—	(2,749)
EUR	73,390,257	USD	91,165,377	Goldman Sachs International	2/1/18	—	(47,726)
EUR	1,925,271	USD	2,389,550	Standard Chartered Bank	2/1/18	770	—
USD	27,734,011	COP	78,879,409,000	Citibank, N.A.	2/1/18	—	(60,051)
USD	27,676,986	COP	78,879,409,000	Deutsche Bank AG	2/1/18	—	(117,076)
USD	4,727,866	EUR	3,809,262	Goldman Sachs International	2/1/18	—	(1,523)
USD	5,246,491	EUR	4,227,121	Goldman Sachs International	2/1/18	—	(1,690)
USD	29,036,835	EUR	23,395,105	Goldman Sachs International	2/1/18	—	(9,351)
USD	440,644	EUR	372,266	Goldman Sachs International	2/1/18	—	(21,543)
USD	82,084,083	EUR	66,135,506	Goldman Sachs International	2/1/18	—	(26,435)
USD	91,088,317	EUR	73,390,257	Goldman Sachs International	2/1/18	—	(29,334)
USD	4,906,950	EUR	4,006,589	Goldman Sachs International	2/1/18	—	(67,430)
USD	7,226,390	EUR	6,111,112	Goldman Sachs International	2/1/18	—	(360,859)
USD	187,475,930	EUR	158,542,013	Goldman Sachs International	2/1/18	—	(9,361,859)
USD	2,288,762	EUR	1,925,271	Standard Chartered Bank	2/1/18	—	(101,557)
AUD	28,480,000	USD	21,749,891	JPMorgan Chase Bank, N.A.	2/2/18	1,199,288	—
EUR	11,894,849	HUF	3,697,395,000	BNP Paribas	2/2/18	—	(21,888)
EUR	866,010	HUF	268,846,388	Standard Chartered Bank	2/2/18	—	(217)
EUR	5,237,344	HUF	1,626,507,282	Standard Chartered Bank	2/2/18	—	(3,762)
EUR	3,047,026	PLN	12,648,203	Bank of America, N.A.	2/2/18	2,259	—
EUR	25,287,999	PLN	104,945,197	Goldman Sachs International	2/2/18	26,308	—
HUF	292,500,000	EUR	935,599	BNP Paribas	2/2/18	8,436	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	657,666,575	EUR	2,120,342	Credit Agricole Corporate and Investment Bank	2/2/18	$—	$(1,781)
HUF	4,642,582,095	EUR	14,961,592	Goldman Sachs International	2/2/18	—	(4,786)
JPY	13,337,738,526	USD	122,190,816	Standard Chartered Bank	2/2/18	—	(16,789)
JPY	13,337,738,526	USD	122,962,465	Standard Chartered Bank	2/2/18	—	(788,438)
KRW	2,024,800,000	USD	1,890,570	BNP Paribas	2/2/18	5,577	—
KRW	1,624,900,000	USD	1,519,351	BNP Paribas	2/2/18	2,305	—
KRW	88,802,000,000	USD	83,031,323	Nomura International PLC	2/2/18	128,297	—
KRW	51,585,900,000	USD	48,166,106	UBS AG	2/2/18	142,083	—
KRW	24,090,800,000	USD	22,493,744	UBS AG	2/2/18	66,353	—
KRW	12,725,400,000	USD	11,881,793	UBS AG	2/2/18	35,050	—
NZD	66,800,000	USD	49,579,160	Australia and New Zealand Banking Group Limited	2/2/18	—	(350,895)
PHP	750,900,000	USD	14,387,814	Deutsche Bank AG	2/2/18	249,613	—
PHP	746,200,000	USD	14,284,757	Nomura International PLC	2/2/18	261,052	—
PLN	117,593,400	EUR	27,583,365	BNP Paribas	2/2/18	904,656	—
RUB	3,401,400,000	USD	57,628,187	Credit Suisse International	2/2/18	2,880,840	—
USD	18,367,234	AUD	22,670,000	Australia and New Zealand Banking Group Limited	2/2/18	99,752	—
USD	4,627,425	AUD	5,810,000	Standard Chartered Bank	2/2/18	—	(54,272)
USD	26,451,989	EUR	22,130,000	Goldman Sachs International	2/2/18	—	(1,023,506)
USD	122,190,816	JPY	13,337,738,526	Standard Chartered Bank	2/2/18	16,789	—
USD	118,803,202	JPY	13,337,738,526	Standard Chartered Bank	2/2/18	—	(3,370,825)
USD	1,517,180	KRW	1,624,900,000	BNP Paribas	2/2/18	—	(4,475)
USD	1,800,014	KRW	2,024,800,000	BNP Paribas	2/2/18	—	(96,132)
USD	82,915,033	KRW	88,802,000,000	Nomura International PLC	2/2/18	—	(244,587)
USD	11,321,530	KRW	12,725,400,000	UBS AG	2/2/18	—	(595,312)
USD	21,422,423	KRW	24,090,800,000	UBS AG	2/2/18	—	(1,137,674)
USD	45,894,929	KRW	51,585,900,000	UBS AG	2/2/18	—	(2,413,261)
USD	8,245,391	NZD	11,900,000	Goldman Sachs International	2/2/18	—	(524,315)
USD	37,471,446	NZD	54,900,000	JPMorgan Chase Bank, N.A.	2/2/18	—	(2,987,114)
USD	1,655,536	PHP	84,977,000	BNP Paribas	2/2/18	—	(936)
USD	3,117,007	PHP	163,300,000	Goldman Sachs International	2/2/18	—	(66,229)
USD	7,420,483	PHP	380,745,000	JPMorgan Chase Bank, N.A.	2/2/18	—	(1,446)
USD	9,568,155	PHP	490,655,000	Nomura International PLC	2/2/18	3,730	—
USD	7,345,718	PHP	377,423,000	UBS AG	2/2/18	—	(11,455)
USD	34,544,381	RUB	1,933,449,000	Credit Suisse International	2/2/18	149,391	—
USD	25,990,634	RUB	1,467,951,000	Credit Suisse International	2/2/18	—	(123,404)
AED	129,626,500	USD	35,291,723	Standard Chartered Bank	2/5/18	810	—
COP	141,547,346,000	USD	46,387,673	Standard Chartered Bank	2/5/18	3,480,246	—
EUR	3,796,306	HUF	1,181,000,000	Goldman Sachs International	2/5/18	—	(10,724)
KRW	14,857,100,000	USD	13,883,324	BNP Paribas	2/5/18	28,237	—
PLN	5,470,000	EUR	1,285,158	Goldman Sachs International	2/5/18	39,228	—
SEK	284,635,000	EUR	29,185,251	Goldman Sachs International	2/5/18	—	(112,975)
USD	34,654,859	AED	129,626,500	Standard Chartered Bank	2/5/18	—	(637,674)
USD	23,335,234	COP	66,108,718,000	BNP Paribas	2/5/18	44,764	—
USD	26,590,986	COP	75,438,628,000	Standard Chartered Bank	2/5/18	13,537	—
USD	13,260,532	KRW	14,857,100,000	BNP Paribas	2/5/18	—	(651,029)
EUR	8,266,000	HUF	2,573,410,000	Goldman Sachs International	2/6/18	—	(30,987)
PLN	9,060,000	EUR	2,127,464	Goldman Sachs International	2/6/18	66,259	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	28,104,989	CLP	17,775,000,000	BNP Paribas	2/6/18	$—	$(1,378,840)
AED	218,594,683	USD	59,513,935	Standard Chartered Bank	2/8/18	1,921	—
AED	171,309,000	USD	46,640,076	Standard Chartered Bank	2/8/18	1,506	—
AED	6,724,000	USD	1,830,656	Standard Chartered Bank	2/8/18	59	—
USD	47,464,781	AED	177,898,000	Standard Chartered Bank	2/8/18	—	(970,760)
USD	58,381,943	AED	218,729,683	Standard Chartered Bank	2/8/18	—	(1,170,669)
USD	37,895,680	EUR	32,000,000	Standard Chartered Bank	2/8/18	—	(1,848,995)
USD	141,125,669	EUR	119,492,709	Standard Chartered Bank	2/8/18	—	(7,286,797)
ARS	263,902,600	USD	14,232,310	BNP Paribas	2/9/18	—	(839,638)
AUD	80,010,000	USD	61,045,230	Standard Chartered Bank	2/9/18	3,423,614	—
AUD	66,940,000	USD	50,941,005	Standard Chartered Bank	2/9/18	2,996,557	—
AUD	5,537,980	USD	4,225,313	Standard Chartered Bank	2/9/18	236,969	—
ILS	385,540,000	USD	110,100,808	Goldman Sachs International	2/9/18	2,678,991	—
ILS	80,570,000	USD	22,986,250	Goldman Sachs International	2/9/18	582,429	—
ILS	14,100,000	USD	4,015,082	Goldman Sachs International	2/9/18	109,510	—
RUB	1,376,007,000	USD	22,198,137	Bank of America, N.A.	2/9/18	2,258,286	—
RUB	826,535,000	USD	13,316,175	BNP Paribas	2/9/18	1,374,222	—
RUB	3,306,009,533	USD	53,264,745	Credit Suisse International	2/9/18	5,494,525	—
RUB	793,552,200	USD	12,807,492	Credit Suisse International	2/9/18	1,296,686	—
USD	9,971,287	ARS	191,000,000	Citibank, N.A.	2/9/18	278,316	—
USD	45,250,917	EUR	38,845,790	Goldman Sachs International	2/9/18	—	(2,999,427)
USD	60,019	EUR	50,700	Standard Chartered Bank	2/9/18	—	(2,956)
USD	60,657	EUR	51,331	Standard Chartered Bank	2/9/18	—	(3,101)
USD	79,089	EUR	67,000	Standard Chartered Bank	2/9/18	—	(4,132)
USD	140,399	EUR	117,489	Standard Chartered Bank	2/9/18	—	(5,534)
USD	118,221	EUR	100,213	Standard Chartered Bank	2/9/18	—	(6,253)
USD	176,255	EUR	151,000	Standard Chartered Bank	2/9/18	—	(11,302)
USD	257,754	EUR	220,000	Standard Chartered Bank	2/9/18	—	(15,508)
USD	357,924	EUR	301,900	Standard Chartered Bank	2/9/18	—	(17,066)
USD	511,753	EUR	439,000	Standard Chartered Bank	2/9/18	—	(33,529)
USD	1,991,799	EUR	1,687,000	Standard Chartered Bank	2/9/18	—	(103,623)
USD	11,682,227	EUR	9,873,000	Standard Chartered Bank	2/9/18	—	(581,023)
USD	12,047,855	EUR	10,169,197	Standard Chartered Bank	2/9/18	—	(583,302)
USD	9,139,077	EUR	7,842,210	Standard Chartered Bank	2/9/18	—	(601,730)
USD	20,530,512	JPY	2,332,399,557	Goldman Sachs International	2/9/18	—	(842,433)
USD	10,763,789	NZD	15,633,000	Standard Chartered Bank	2/9/18	—	(755,857)
USD	37,120,029	NZD	53,912,000	Standard Chartered Bank	2/9/18	—	(2,606,650)
USD	94,007,846	NZD	137,398,197	Standard Chartered Bank	2/9/18	—	(7,238,149)
USD	45,237,282	RUB	2,650,000,000	Goldman Sachs International	2/9/18	—	(1,862,420)
COP	62,871,412,000	USD	20,666,090	Standard Chartered Bank	2/12/18	1,475,334	—
NZD	39,440,238	USD	28,223,434	Goldman Sachs International	2/12/18	838,221	—
RUB	1,376,896,267	USD	22,182,959	Credit Suisse International	2/12/18	2,279,854	—
RUB	820,401,000	USD	13,260,078	Credit Suisse International	2/12/18	1,315,688	—
USD	3,420,845	NZD	5,000,000	HSBC Bank USA, N.A.	2/12/18	—	(263,420)
USD	17,104,225	NZD	25,000,000	HSBC Bank USA, N.A.	2/12/18	—	(1,317,098)
TRY	33,898,000	USD	8,670,208	Goldman Sachs International	2/13/18	321,087	—
USD	2,464,906	TRY	9,462,100	Goldman Sachs International	2/13/18	—	(44,874)
ARS	453,360,100	USD	23,297,025	BNP Paribas	2/14/18	—	(347,893)
ARS	173,400,500	USD	9,340,183	Standard Chartered Bank	2/14/18	—	(562,633)
COP	17,052,420,000	USD	5,618,590	BNP Paribas	2/14/18	386,066	—
COP	17,052,420,000	USD	5,618,590	Standard Chartered Bank	2/14/18	386,066	—
UGX	5,612,000,000	USD	1,507,792	Standard Chartered Bank	2/14/18	38,413	—
USD	10,000,000	ARS	197,500,000	Citibank, N.A.	2/14/18	2,531	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
COP	84,983,960,000	USD	28,092,942	BNP Paribas	2/15/18	$1,830,664	$—
USD	512,174	EUR	437,247	Goldman Sachs International	2/15/18	—	(31,135)
USD	8,885,997	THB	293,580,000	Deutsche Bank AG	2/15/18	—	(490,197)
USD	14,562,929	THB	481,232,000	Standard Chartered Bank	2/15/18	—	(806,388)
SEK	150,000,000	EUR	15,075,828	Deutsche Bank AG	2/21/18	319,572	—
SEK	42,560,000	EUR	4,328,050	JPMorgan Chase Bank, N.A.	2/21/18	27,857	—
EUR	8,185,743	HUF	2,561,040,000	Goldman Sachs International	2/22/18	—	(80,943)
EUR	15,827,268	HUF	4,883,013,000	JPMorgan Chase Bank, N.A.	2/22/18	119,031	—
PLN	34,690,000	EUR	8,159,546	Goldman Sachs International	2/22/18	227,635	—
PLN	87,777,000	EUR	21,048,479	JPMorgan Chase Bank, N.A.	2/22/18	76,047	—
USD	139,327,040	INR	9,151,000,000	Standard Chartered Bank	2/26/18	—	(3,995,246)
ARS	208,878,000	USD	11,421,588	BNP Paribas	2/28/18	—	(922,568)
USD	4,836,494	ARS	88,000,000	BNP Paribas	2/28/18	413,272	—
USD	3,953,984	ARS	72,694,000	BNP Paribas	2/28/18	300,101	—
USD	2,620,832	ARS	48,184,000	BNP Paribas	2/28/18	198,917	—
COP	48,578,935,300	USD	16,040,063	Credit Agricole Corporate and Investment Bank	3/1/18	1,051,169	—
COP	30,300,435,470	USD	10,004,766	Deutsche Bank AG	3/1/18	655,652	—
USD	116,880,815	EUR	99,720,000	Standard Chartered Bank	3/1/18	—	(7,137,111)
COP	66,108,718,000	USD	23,306,440	BNP Paribas	3/2/18	—	(49,155)
COP	75,438,628,000	USD	26,559,156	Standard Chartered Bank	3/2/18	—	(19,575)
TRY	105,714,000	USD	26,458,266	Goldman Sachs International	3/5/18	1,416,784	—
EUR	9,570,459	HUF	3,000,000,000	Credit Agricole Corporate and Investment Bank	3/6/18	—	(117,311)
EUR	8,057,014	HUF	2,526,338,000	Goldman Sachs International	3/6/18	—	(101,763)
PLN	45,000,000	EUR	10,654,675	Credit Agricole Corporate and Investment Bank	3/6/18	199,253	—
PLN	30,242,800	EUR	7,158,840	Goldman Sachs International	3/6/18	136,106	—
SGD	4,200,000	USD	3,093,467	Goldman Sachs International	3/6/18	110,335	—
SGD	3,610,000	USD	2,657,147	Goldman Sachs International	3/6/18	96,597	—
USD	15,633,210	SGD	21,183,000	Goldman Sachs International	3/6/18	—	(525,392)
EUR	25,150,000	USD	29,802,247	Goldman Sachs International	3/8/18	1,491,080	—
EUR	10,180,000	USD	12,645,118	Goldman Sachs International	3/8/18	21,525	—
USD	76,014,501	EUR	64,729,000	Goldman Sachs International	3/8/18	—	(4,525,689)
COP	29,713,049,000	USD	10,226,308	Citibank, N.A.	3/12/18	219,145	—
COP	27,995,411,000	USD	9,643,614	Standard Chartered Bank	3/12/18	198,013	—
RUB	1,289,554,000	USD	21,476,459	Credit Suisse International	3/12/18	1,353,928	—
RUB	1,973,045,000	USD	32,908,765	HSBC Bank USA, N.A.	3/12/18	2,022,212	—
SEK	140,130,000	EUR	14,081,692	Citibank, N.A.	3/12/18	302,346	—
SEK	22,834,000	EUR	2,291,436	Deutsche Bank AG	3/12/18	53,197	—
UGX	18,083,405,000	USD	4,844,202	Citibank, N.A.	3/12/18	114,569	—
USD	20,845,188	NZD	28,750,000	Goldman Sachs International	3/12/18	—	(332,855)
USD	4,416,097	NZD	6,458,000	Standard Chartered Bank	3/12/18	—	(341,044)
USD	10,426,175	NZD	15,247,000	Standard Chartered Bank	3/12/18	—	(805,186)
RUB	884,080,000	USD	14,772,830	Credit Suisse International	3/13/18	877,098	—
RUB	2,545,990,000	USD	42,804,999	Credit Suisse International	3/14/18	2,258,455	—
TRY	22,380,694	USD	5,685,093	Goldman Sachs International	3/14/18	200,707	—
USD	5,847,786	ZAR	80,793,000	Goldman Sachs International	3/14/18	—	(931,562)
EUR	9,942,390	USD	11,766,222	JPMorgan Chase Bank, N.A.	3/15/18	610,898	—
EUR	5,608,269	USD	6,630,600	JPMorgan Chase Bank, N.A.	3/15/18	351,043	—
EUR	4,917,041	USD	5,883,240	JPMorgan Chase Bank, N.A.	3/15/18	237,905	—
EUR	12,132,132	USD	14,895,224	JPMorgan Chase Bank, N.A.	3/15/18	207,869	—
EUR	12,134,365	USD	14,901,364	JPMorgan Chase Bank, N.A.	3/15/18	204,510	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,971,441	USD	2,359,145	JPMorgan Chase Bank, N.A.	3/15/18	$95,070	$—
EUR	12,183,252	USD	15,145,793	JPMorgan Chase Bank, N.A.	3/15/18	20,940	—
EUR	11,800,167	USD	14,721,417	JPMorgan Chase Bank, N.A.	3/15/18	—	(31,580)
SGD	83,976,000	USD	62,179,112	Goldman Sachs International	3/15/18	1,891,525	—
SGD	17,226,000	USD	13,052,769	Standard Chartered Bank	3/15/18	90,043	—
TRY	56,075,000	USD	14,105,676	Goldman Sachs International	3/15/18	636,905	—
TRY	56,075,000	USD	14,099,292	Standard Chartered Bank	3/15/18	643,289	—
USD	140,366,924	EUR	117,419,610	JPMorgan Chase Bank, N.A.	3/15/18	—	(5,806,844)
USD	28,478,678	NZD	40,835,500	Goldman Sachs International	3/15/18	—	(1,601,112)
USD	28,471,208	NZD	40,836,500	Standard Chartered Bank	3/15/18	—	(1,609,318)
COP	43,510,219,000	USD	15,213,363	Citibank, N.A.	3/20/18	73,391	—
COP	39,859,671,000	USD	13,939,629	Standard Chartered Bank	3/20/18	64,553	—
SEK	150,000,000	EUR	15,073,189	Deutsche Bank AG	3/21/18	324,728	—
ARS	26,422,390	USD	1,401,718	BNP Paribas	3/22/18	—	(87,337)
COP	3,003,000,000	USD	1,004,180	Citibank, N.A.	3/22/18	50,730	—
USD	27,359,757	EUR	22,943,000	Deutsche Bank AG	3/22/18	—	(1,215,766)
INR	492,000,000	USD	7,619,048	BNP Paribas	3/26/18	62,751	—
INR	492,100,000	USD	7,620,006	Goldman Sachs International	3/26/18	63,354	—
INR	354,000,000	USD	5,478,180	UBS AG	3/26/18	48,968	—
USD	6,285,481	THB	207,578,000	JPMorgan Chase Bank, N.A.	3/26/18	—	(350,484)
INR	294,100,000	USD	4,595,313	Citibank, N.A.	3/27/18	—	(3,879)
INR	235,600,000	USD	3,688,743	Citibank, N.A.	3/27/18	—	(10,600)
INR	489,200,000	USD	7,573,928	Deutsche Bank AG	3/27/18	63,371	—
INR	420,600,000	USD	6,546,304	Deutsche Bank AG	3/27/18	20,025	—
INR	504,200,000	USD	7,809,185	JPMorgan Chase Bank, N.A.	3/27/18	62,291	—
INR	489,200,000	USD	7,575,101	JPMorgan Chase Bank, N.A.	3/27/18	62,198	—
INR	617,900,000	USD	9,556,140	Nomura International PLC	3/27/18	90,399	—
INR	528,500,000	USD	8,177,317	UBS AG	3/27/18	73,526	—
USD	13,735,705	INR	878,000,000	BNP Paribas	3/27/18	28,534	—
USD	10,792,420	INR	689,150,000	Citibank, N.A.	3/27/18	33,540	—
USD	8,643,691	INR	552,159,000	Citibank, N.A.	3/27/18	23,489	—
USD	18,556,846	INR	1,190,700,000	Citibank, N.A.	3/27/18	—	(32,139)
USD	14,661,004	INR	940,650,000	UBS AG	3/27/18	—	(24,248)
USD	14,660,641	INR	940,700,000	UBS AG	3/27/18	—	(25,391)
USD	7,421,153	THB	244,668,000	BNP Paribas	3/27/18	—	(400,730)
COP	39,496,281,000	USD	14,116,654	JPMorgan Chase Bank, N.A.	3/28/18	—	(248,318)
EUR	5,298,099	HUF	1,641,410,000	Credit Agricole Corporate and Investment Bank	3/29/18	13,564	—
PLN	22,000,000	EUR	5,295,580	Credit Agricole Corporate and Investment Bank	3/29/18	—	(18,830)
USD	95,824,520	EUR	80,409,935	JPMorgan Chase Bank, N.A.	3/29/18	—	(4,375,767)
EUR	14,958,218	HUF	4,642,582,095	Goldman Sachs International	4/3/18	5,297	—
PLN	104,945,197	EUR	25,206,004	Goldman Sachs International	4/3/18	—	(29,864)
EUR	2,607,240	USD	3,157,670	JPMorgan Chase Bank, N.A.	4/6/18	93,062	—
USD	46,449,077	EUR	39,046,291	JPMorgan Chase Bank, N.A.	4/6/18	—	(2,234,214)
AUD	12,753,000	USD	9,972,591	Australia and New Zealand Banking Group Limited	4/11/18	301,967	—
AUD	8,553,750	USD	6,429,623	Deutsche Bank AG	4/11/18	461,775	—
RUB	491,712,000	USD	8,538,668	Deutsche Bank AG	4/11/18	134,750	—
SEK	45,168,000	EUR	4,530,419	State Street Bank and Trust Company	4/11/18	108,672	—
USD	5,515,298	AUD	7,337,364	Deutsche Bank AG	4/11/18	—	(396,108)
USD	9,974,265	NZD	13,905,000	Australia and New Zealand Banking Group Limited	4/11/18	—	(266,131)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,880,571	NZD	5,550,000	Deutsche Bank AG	4/11/18	$—	$(206,750)
USD	3,213,697	NZD	4,703,229	Deutsche Bank AG	4/11/18	—	(250,015)
USD	11,287,902	NZD	16,519,783	Deutsche Bank AG	4/11/18	—	(878,162)
RUB	307,600,000	USD	5,171,052	Bank of America, N.A.	4/12/18	254,102	—
RUB	368,238,000	USD	6,072,526	Goldman Sachs International	4/12/18	422,102	—
SEK	96,590,000	EUR	9,705,735	Deutsche Bank AG	4/12/18	210,453	—
TRY	45,310,306	USD	11,645,050	Goldman Sachs International	4/12/18	170,181	—
TRY	35,091,000	USD	9,005,980	Goldman Sachs International	4/12/18	144,438	—
USD	33,779,479	EUR	28,408,438	Standard Chartered Bank	4/12/18	—	(1,654,642)
USD	10,117,739	ZAR	127,584,000	Goldman Sachs International	4/12/18	—	(542,343)
KRW	20,766,600,000	USD	19,442,562	BNP Paribas	4/16/18	1,820	—
KRW	98,370,400,000	USD	92,068,323	Goldman Sachs International	4/16/18	38,793	—
TRY	75,000,000	USD	18,822,660	Goldman Sachs International	4/16/18	711,778	—
USD	13,900,210	KRW	14,857,100,000	BNP Paribas	4/16/18	—	(10,933)
USD	42,227,915	KRW	45,095,190,000	Deutsche Bank AG	4/16/18	3,954	—
USD	5,415,868	KRW	5,754,360,000	Goldman Sachs International	4/16/18	27,891	—
USD	6,699,050	KRW	7,157,600,000	Goldman Sachs International	4/16/18	—	(2,823)
USD	19,593,360	ZAR	272,631,000	Goldman Sachs International	4/16/18	—	(3,172,636)
ARS	26,422,390	USD	1,332,109	Deutsche Bank AG	4/19/18	—	(36,008)
USD	165,951,995	EUR	140,134,936	JPMorgan Chase Bank, N.A.	4/19/18	—	(8,921,510)
RSD	3,625,500,000	EUR	30,000,000	Deutsche Bank AG	4/20/18	372,477	—
RSD	2,044,770,000	EUR	16,919,901	Deutsche Bank AG	4/20/18	210,076	—
PHP	53,300,000	USD	1,048,738	Deutsche Bank AG	4/23/18	—	(15,392)
PHP	107,400,000	USD	2,112,718	Goldman Sachs International	4/23/18	—	(30,515)
TRY	83,851,541	USD	21,608,437	Standard Chartered Bank	4/24/18	180,767	—
USD	100,838,335	EUR	85,121,501	Deutsche Bank AG	4/26/18	—	(5,434,007)
RSD	546,866,673	EUR	4,502,813	Citibank, N.A.	4/27/18	79,968	—
COP	78,879,409,000	USD	27,502,082	Deutsche Bank AG	4/30/18	130,352	—
USD	123,606,307	JPY	13,337,738,526	Standard Chartered Bank	5/1/18	785,750	—
AUD	22,670,000	USD	18,364,854	Australia and New Zealand Banking Group Limited	5/2/18	—	(100,092)
EUR	2,119,102	HUF	657,666,575	Credit Agricole Corporate and Investment Bank	5/2/18	1,783	—
PHP	84,977,000	USD	1,646,075	BNP Paribas	5/2/18	446	—
PHP	380,745,000	USD	7,378,064	JPMorgan Chase Bank, N.A.	5/2/18	—	(715)
PHP	490,655,000	USD	9,513,888	Nomura International PLC	5/2/18	—	(6,913)
PHP	377,423,000	USD	7,305,197	UBS AG	5/2/18	7,785	—
PLN	12,648,203	EUR	3,031,875	Bank of America, N.A.	5/2/18	—	(2,412)
USD	1,522,169	KRW	1,624,900,000	BNP Paribas	5/2/18	157	—
USD	83,171,303	KRW	88,802,000,000	Nomura International PLC	5/2/18	—	(7,791)
USD	49,538,746	NZD	66,800,000	Australia and New Zealand Banking Group Limited	5/2/18	349,893	—
THB	259,090,000	USD	8,155,178	Citibank, N.A.	5/10/18	137,162	—
THB	2,083,718,587	USD	64,139,087	Deutsche Bank AG	5/10/18	2,551,645	—
THB	69,320,000	USD	2,095,843	Deutsche Bank AG	5/10/18	122,788	—
USD	86,341,459	EUR	72,337,013	JPMorgan Chase Bank, N.A.	5/10/18	—	(4,057,958)
USD	18,966,492	THB	627,316,707	Deutsche Bank AG	5/10/18	—	(1,111,177)
USD	70,219,364	THB	2,281,251,587	Deutsche Bank AG	5/10/18	—	(2,793,537)
USD	6,490,414	THB	214,638,000	Standard Chartered Bank	5/10/18	—	(379,211)
AUD	12,754,000	USD	9,588,138	Australia and New Zealand Banking Group Limited	5/11/18	687,826	—
SEK	45,168,000	EUR	4,531,426	Credit Suisse International	5/11/18	107,790	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,498,673	NZD	6,275,000	Australia and New Zealand Banking Group Limited	5/11/18	$—	$(121,876)
USD	5,831,427	NZD	8,134,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(157,982)
USD	4,286,140	NZD	6,274,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(333,673)
USD	15,056,141	NZD	22,039,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(1,172,111)
USD	17,325,621	ZAR	241,883,000	BNP Paribas	5/15/18	—	(2,788,860)
EUR	28,678,060	USD	35,512,472	Standard Chartered Bank	5/17/18	344,483	—
USD	3,836,471	AED	14,203,000	Standard Chartered Bank	5/17/18	—	(29,924)
USD	97,218,661	EUR	81,614,054	Standard Chartered Bank	5/17/18	—	(4,825,602)
USD	4,777,660	OMR	1,935,000	Standard Chartered Bank	5/21/18	—	(240,048)
USD	4,506,097	EUR	3,651,589	Standard Chartered Bank	5/24/18	—	(61,883)
USD	82,404,168	EUR	68,298,765	Standard Chartered Bank	5/24/18	—	(3,034,642)
USD	6,566,027	JPY	723,760,000	Standard Chartered Bank	5/24/18	—	(108,754)
USD	11,781,206	JPY	1,321,144,480	Standard Chartered Bank	5/24/18	—	(402,874)
EUR	8,017,180	HUF	2,484,605,000	HSBC Bank USA, N.A.	5/30/18	24,069	—
PLN	34,131,000	EUR	8,189,327	HSBC Bank USA, N.A.	5/30/18	—	(32,517)
MAD	10,190,000	USD	1,000,000	Credit Agricole Corporate and Investment Bank	6/4/18	91,365	—
MAD	21,042,000	USD	2,073,103	BNP Paribas	6/7/18	179,829	—
MAD	27,626,000	USD	2,711,089	Credit Agricole Corporate and Investment Bank	6/7/18	246,781	—
USD	2,488,538	EUR	2,167,528	BNP Paribas	6/7/18	—	(225,679)
USD	213,614	EUR	186,121	Deutsche Bank AG	6/7/18	—	(19,450)
USD	1,661,008	EUR	1,450,345	Deutsche Bank AG	6/7/18	—	(155,141)
USD	3,327,570	EUR	2,892,191	Deutsche Bank AG	6/7/18	—	(294,085)
MAD	55,253,000	USD	5,422,277	Credit Agricole Corporate and Investment Bank	6/8/18	492,960	—
MAD	27,721,000	USD	2,711,100	Societe Generale	6/11/18	255,716	—
MAD	18,265,000	USD	1,786,832	Standard Chartered Bank	6/11/18	167,963	—
USD	924,527	EUR	807,122	Standard Chartered Bank	6/11/18	—	(86,457)
MAD	82,879,000	USD	8,133,366	Credit Agricole Corporate and Investment Bank	6/12/18	735,771	—
USD	1,085,266	EUR	878,459	Standard Chartered Bank	6/12/18	—	(15,153)
USD	1,172,930	EUR	949,541	Standard Chartered Bank	6/12/18	—	(16,531)
USD	823,410	EUR	700,000	Standard Chartered Bank	6/12/18	—	(53,459)
USD	2,214,883	EUR	1,863,000	Standard Chartered Bank	6/12/18	—	(118,840)
USD	1,662,988	EUR	1,426,600	Standard Chartered Bank	6/12/18	—	(124,071)
USD	6,076,000	EUR	5,000,000	Standard Chartered Bank	6/12/18	—	(187,347)
USD	3,101,003	EUR	2,667,415	Standard Chartered Bank	6/12/18	—	(240,386)
USD	6,070,063	EUR	5,087,000	Standard Chartered Bank	6/12/18	—	(302,267)
USD	6,069,808	EUR	5,087,000	Standard Chartered Bank	6/12/18	—	(302,521)
USD	4,980,401	EUR	4,343,625	Standard Chartered Bank	6/12/18	—	(460,726)
USD	5,464,819	EUR	4,421,410	Standard Chartered Bank	6/14/18	—	(74,545)
USD	11,371,108	EUR	9,200,000	Standard Chartered Bank	6/14/18	—	(155,112)
USD	29,170,058	ZAR	409,956,000	Standard Chartered Bank	6/15/18	—	(4,772,498)
USD	27,917,415	ZAR	391,793,000	UBS AG	6/15/18	—	(4,521,325)
ZAR	165,070,000	USD	13,183,452	Standard Chartered Bank	6/15/18	483,619	—
USD	4,635,651	EUR	3,712,441	Goldman Sachs International	6/21/18	—	(17,828)
USD	4,053,995	EUR	3,279,268	Goldman Sachs International	6/21/18	—	(56,509)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,188,430	EUR	7,430,710	Goldman Sachs International	6/21/18	$—	$(125,834)
USD	10,018,131	EUR	8,108,236	Goldman Sachs International	6/21/18	—	(145,400)
USD	10,098,423	EUR	8,173,056	Goldman Sachs International	6/21/18	—	(146,358)
USD	3,331,280	EUR	2,685,000	Deutsche Bank AG	6/28/18	—	(36,020)
USD	85,449,428	EUR	68,871,950	Deutsche Bank AG	6/28/18	—	(923,937)
USD	92,166,420	EUR	73,390,257	Goldman Sachs International	7/12/18	33,530	—
USD	5,308,588	EUR	4,227,121	Goldman Sachs International	7/12/18	1,931	—
USD	4,768,054	EUR	3,809,262	Goldman Sachs International	7/12/18	—	(14,030)
USD	82,781,813	EUR	66,135,506	Goldman Sachs International	7/12/18	—	(243,586)
MAD	27,561,500	USD	2,711,118	Societe Generale	7/13/18	228,914	—
MAD	51,393,000	USD	5,093,206	Societe Generale	7/16/18	387,281	—
RUB	1,467,951,000	USD	25,439,328	Credit Suisse International	7/30/18	131,371	—
RUB	1,933,449,000	USD	33,826,689	Credit Suisse International	7/30/18	—	(147,334)
USD	4,706,167	OMR	1,946,000	Deutsche Bank AG	8/20/18	—	(330,518)
USD	6,711,914	OMR	2,769,000	BNP Paribas	9/4/18	—	(451,555)
RSD	837,879,000	EUR	6,742,136	Deutsche Bank AG	9/7/18	214,549	—
RSD	419,192,000	EUR	3,371,066	Deutsche Bank AG	9/7/18	109,904	—
RSD	828,728,000	EUR	6,683,290	Deutsche Bank AG	9/13/18	189,612	—
RSD	412,359,000	EUR	3,341,645	Deutsche Bank AG	9/17/18	72,636	—
USD	4,391,131	OMR	1,812,000	BNP Paribas	9/17/18	—	(294,672)
RSD	411,858,000	EUR	3,341,647	Deutsche Bank AG	9/18/18	67,093	—
RSD	423,389,000	EUR	3,431,029	Citibank, N.A.	9/24/18	72,210	—
RSD	407,784,000	EUR	3,303,232	Deutsche Bank AG	9/26/18	70,586	—
USD	11,566,913	AED	43,000,000	Standard Chartered Bank	9/26/18	—	(134,731)
RSD	203,975,000	EUR	1,651,619	Deutsche Bank AG	10/10/18	33,867	—
RSD	333,628,000	EUR	2,712,423	Deutsche Bank AG	10/18/18	39,368	—
USD	7,900,417	QAR	29,393,500	Standard Chartered Bank	12/6/18	—	(116,583)
USD	3,160,188	QAR	11,748,000	Standard Chartered Bank	12/10/18	—	(43,899)
USD	3,160,000	QAR	11,771,000	Standard Chartered Bank	12/10/18	—	(50,360)
USD	3,160,268	QAR	11,772,000	Standard Chartered Bank	12/10/18	—	(50,364)
MAD	49,525,000	USD	5,000,000	Credit Agricole Corporate and Investment Bank	12/13/18	178,510	—
MAD	49,525,000	USD	5,000,000	Credit Agricole Corporate and Investment Bank	12/13/18	178,510	—
USD	1,969,693	QAR	7,279,000	Credit Agricole Corporate and Investment Bank	12/13/18	—	(15,474)
USD	3,013,773	QAR	11,160,000	Standard Chartered Bank	12/13/18	—	(29,841)
MAD	35,314,000	USD	3,561,674	Societe Generale	12/14/18	130,371	—
USD	1,507,046	QAR	5,561,000	BNP Paribas	12/17/18	—	(9,508)
USD	8,863,965	OMR	3,675,000	BNP Paribas	12/19/18	—	(610,737)
USD	3,500,136	QAR	12,915,500	BNP Paribas	12/19/18	—	(22,001)
MAD	98,765,000	USD	10,000,000	Credit Agricole Corporate and Investment Bank	12/20/18	317,197	—
USD	2,987,356	QAR	10,986,000	BNP Paribas	1/8/19	—	(7,900)
USD	2,987,356	QAR	10,986,000	BNP Paribas	1/8/19	—	(7,900)
USD	5,974,711	QAR	21,972,000	BNP Paribas	1/9/19	—	(15,730)
USD	1,493,695	QAR	5,508,000	BNP Paribas	1/10/19	—	(7,987)
USD	1,493,966	QAR	5,509,000	BNP Paribas	1/10/19	—	(7,989)
USD	2,987,263	QAR	11,023,000	BNP Paribas	1/10/19	—	(18,010)
USD	7,426,987	QAR	27,435,290	Standard Chartered Bank	1/10/19	—	(52,877)
MAD	97,450,000	USD	10,000,000	Societe Generale	1/16/19	141,867	—
USD	1,883,519	QAR	6,937,000	BNP Paribas	1/16/19	—	(7,630)
MAD	18,390,000	USD	1,915,625	BNP Paribas	1/22/19	—	(3,316)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MAD	16,957,000	USD	1,778,395	BNP Paribas	1/22/19	$—	$(15,099)
EUR	11,725,251	RON	56,674,000	Citibank, N.A.	1/23/19	—	(66,371)
EUR	11,824,855	RON	57,185,000	Deutsche Bank AG	1/23/19	—	(74,767)
EUR	7,183,292	RON	34,652,200	JPMorgan Chase Bank, N.A.	1/23/19	—	(22,582)
EUR	6,872,715	RON	33,336,104	BNP Paribas	1/28/19	—	(65,001)
EUR	9,759,405	RON	47,216,000	Deutsche Bank AG	1/28/19	—	(59,989)
TRY	65,656,459	USD	15,752,509	Deutsche Bank AG	1/28/19	—	(24,477)
TRY	65,656,000	USD	15,748,621	Standard Chartered Bank	1/28/19	—	(20,698)
EUR	2,174,904	RON	10,500,000	BNP Paribas	2/1/19	—	(6,264)
EUR	10,942,579	RON	52,921,594	BNP Paribas	2/1/19	—	(56,152)
EUR	23,011,113	RON	111,299,000	Citibank, N.A.	2/1/19	—	(120,824)
EUR	4,687,816	RON	22,682,000	Deutsche Bank AG	2/1/19	—	(26,787)
USD	23,619,071	OMR	9,685,000	BNP Paribas	2/14/19	—	(1,301,773)
USD	25,006,174	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(1,024,999)
USD	24,996,914	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(1,034,259)
USD	22,931,722	OMR	9,138,750	Standard Chartered Bank	3/27/19	—	(551,216)
USD	9,030,625	OMR	3,568,000	BNP Paribas	4/8/19	—	(134,022)
USD	9,031,150	OMR	3,567,756	Standard Chartered Bank	4/24/19	—	(127,958)
USD	17,101,391	OMR	6,858,000	Standard Chartered Bank	5/28/19	—	(484,370)
USD	20,224,994	OMR	8,270,000	BNP Paribas	7/3/19	—	(956,001)
USD	20,000,000	OMR	8,146,000	Standard Chartered Bank	7/3/19	—	(863,408)
USD	9,008,679	OMR	3,685,000	BNP Paribas	7/15/19	—	(425,502)
USD	13,060,778	AED	48,351,000	BNP Paribas	7/17/19	—	(83,563)
USD	13,940,752	AED	51,624,000	Standard Chartered Bank	7/17/19	—	(93,362)
USD	25,044,139	OMR	10,213,000	BNP Paribas	7/17/19	—	(1,101,003)
OMR	12,921,000	USD	32,464,824	Standard Chartered Bank	8/14/19	581,850	—
USD	65,799,138	OMR	26,714,450	Standard Chartered Bank	8/14/19	—	(2,525,584)
OMR	10,079,000	USD	25,308,223	BNP Paribas	8/21/19	463,747	—
USD	11,828,938	OMR	4,799,000	BNP Paribas	8/21/19	—	(442,090)
USD	13,012,939	OMR	5,280,000	BNP Paribas	8/21/19	—	(488,004)
USD	10,595,440	BHD	4,066,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(84,578)
USD	10,583,368	BHD	4,067,400	Credit Agricole Corporate and Investment Bank	9/18/19	—	(100,327)
USD	5,966,146	BHD	2,291,000	Bank of America, N.A.	9/19/19	—	(51,395)
USD	10,161,458	BHD	3,902,000	Bank of America, N.A.	9/19/19	—	(87,535)
USD	7,935,673	BHD	3,053,250	Credit Agricole Corporate and Investment Bank	9/23/19	—	(83,207)
USD	9,650,377	BHD	3,712,500	Standard Chartered Bank	9/25/19	—	(99,440)
USD	5,792,247	BHD	2,226,250	Standard Chartered Bank	10/3/19	—	(53,214)
USD	3,800,728	BHD	1,461,000	Standard Chartered Bank	10/7/19	—	(35,040)
USD	9,089,370	BHD	3,490,500	Standard Chartered Bank	10/7/19	—	(74,730)
USD	9,652,010	BHD	3,709,750	Standard Chartered Bank	10/7/19	—	(87,718)
USD	3,853,151	BHD	1,482,500	Bank of America, N.A.	10/15/19	—	(38,301)
USD	11,710,491	AED	43,200,000	Standard Chartered Bank	10/16/19	—	(29,947)
USD	10,582,236	BHD	4,067,600	Credit Agricole Corporate and Investment Bank	10/16/19	—	(94,649)
USD	2,769,990	BHD	1,067,000	Bank of America, N.A.	10/31/19	—	(29,708)
USD	3,836,968	BHD	1,478,000	Bank of America, N.A.	11/4/19	—	(40,771)
USD	35,157,716	AED	129,626,500	Standard Chartered Bank	2/3/20	—	(57,785)
USD	46,457,938	AED	171,309,000	Standard Chartered Bank	2/10/20	—	(81,407)
USD	61,108,343	AED	225,318,683	Standard Chartered Bank	2/10/20	—	(103,758)

						$79,038,723	$(172,411,397)

Forward Volatility Agreements

Reference Entity	Counterparty	Strike Volatility Rate	Settlement Date(1)	Notional Amount† (000’s omitted)		Net Unrealized Appreciation (Depreciation)
CAD versus USD, 1 year term	BNP Paribas	8.45%	3/26/18		26,855	$(148,107)
CAD versus USD, 1 year term	Deutsche Bank AG	8.63	3/28/18		51,645	(352,785)
CHF versus USD, 1 year term	Deutsche Bank AG	8.58	6/14/18		51,643	(48,648)
CHF versus USD, 1 year term	BNP Paribas	8.35	6/19/18		26,857	27,233
EUR versus USD, 1 year term	Deutsche Bank AG	8.63	3/22/18	EUR	51,647	(606,084)
EUR versus USD, 1 year term	BNP Paribas	8.55	6/20/18	EUR	25,824	(217,283)

						$(1,345,674)

(1)	At the settlement date, the Portfolio will purchase from the counterparty an option straddle with a strike rate to be determined on this date.

†	Notional amount is stated in USD unless otherwise noted.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Commodity Futures
WTI Crude Oil	2,806	Short	Apr-18	$(180,453,860)	$(19,376,093)
Equity Futures
MSCI Singapore Index	1,173	Short	Feb-18	(35,970,057)	725,314
Interest Rate Futures
Japan 10-Year Bond	105	Short	Mar-18	(144,578,181)	464,070
U.S. 2-Year Treasury Note	503	Short	Mar-18	(107,256,891)	668,078
U.S. 5-Year Deliverable Interest Rate Swap	216	Short	Mar-18	(20,941,875)	366,646
U.S. 5-Year Treasury Note	898	Short	Mar-18	(103,010,422)	1,789,402
U.S. 10-Year Deliverable Interest Rate Swap	1,557	Short	Mar-18	(148,206,938)	4,540,541

					$(10,822,042)

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

WTI: West Texas Intermediate

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	13,634	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination	)	8/15/32	$354,504
LCH.Clearnet	EUR	13,669	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination	)	8/15/32	313,431
LCH.Clearnet	EUR	13,346	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination	)	8/15/32	264,918

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	13,427	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination	)	10/15/32	$195,379
LCH.Clearnet	EUR	13,634	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination	)	8/15/42	(648,479)
LCH.Clearnet	EUR	13,669	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination	)	8/15/42	(636,582)
LCH.Clearnet	EUR	13,346	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination	)	8/15/42	(544,112)
LCH.Clearnet	EUR	13,427	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination	)	10/15/42	(334,255)
LCH.Clearnet	EUR	1,231	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination	)	8/4/47	(35,074)
LCH.Clearnet	USD	3,927	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination	)	8/4/47	268,656
LCH.Clearnet	USD	6,107	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination	)	8/22/47	466,331
LCH.Clearnet	USD	6,072	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination	)	8/25/47	442,120
LCH.Clearnet	USD	6,054	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination	)	9/1/47	436,893
LCH.Clearnet	USD	5,275	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination	)	10/5/47	287,849

									$831,579

CPI-U (NSA) — Consumer Price Index All Urban Non-Seasonally Adjusted

HICP — Harmonised Indices of Consumer Prices

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	212,147	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.80% (pays upon termination	)	1/2/19	$1,882
CME Group, Inc.	BRL	213,442	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination	)	1/2/19	6,225
CME Group, Inc.	BRL	214,610	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination	)	1/2/19	—
CME Group, Inc.	BRL	226,646	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination	)	1/2/19	2,011
CME Group, Inc.	BRL	227,591	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination	)	1/2/19	19,279
CME Group, Inc.	BRL	426,609	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination	)	1/2/19	—
CME Group, Inc.	BRL	429,158	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination	)	1/2/19	35,743
CME Group, Inc.	BRL	38,634	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination	)	1/2/23	21,669
CME Group, Inc.	BRL	39,485	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination	)	1/2/23	—
CME Group, Inc.	BRL	39,705	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination	)	1/2/23	13,684
CME Group, Inc.	BRL	42,047	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.26% (pays upon termination	)	1/2/23	(17,641)
CME Group, Inc.	BRL	42,534	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.26% (pays upon termination	)	1/2/23	(17,845)
CME Group, Inc.	BRL	78,673	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination	)	1/2/23	—
CME Group, Inc.	BRL	81,009	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.29% (pays upon termination	)	1/2/23	4,577
CME Group, Inc.	MXN	4,566,390	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly	)	6/28/19	(3,729,603)
CME Group, Inc.	MXN	2,065,865	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly	)	7/1/19	(1,687,668)
CME Group, Inc.	MXN	2,451,525	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly	)	7/1/19	(1,996,098)
CME Group, Inc.	MXN	1,163,910	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.01% (pays monthly	)	8/19/19	(852,481)
CME Group, Inc.	MXN	1,163,920	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly	)	8/19/19	(823,654)
CME Group, Inc.	MXN	1,176,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.00% (pays monthly	)	8/21/19	(867,864)
CME Group, Inc.	MXN	985,170	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.01% (pays monthly	)	8/22/19	(721,256)
CME Group, Inc.	MXN	2,750,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.03% (pays monthly	)	8/23/19	(1,956,745)
CME Group, Inc.	MXN	1,003,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.34% (pays monthly	)	10/24/19	(476,185)
CME Group, Inc.	MXN	2,288,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.70% (pays monthly	)	12/12/19	(323,499)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	2,250,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.72% (pays monthly	)	12/13/19	$(284,949)
CME Group, Inc.	MXN	2,675,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.92% (pays monthly	)	12/16/19	183,584
CME Group, Inc.	MXN	386,594	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.70% (pays monthly	)	1/24/20	(55,202)
CME Group, Inc.	MXN	1,223,826	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.68% (pays monthly	)	1/24/20	(187,015)
CME Group, Inc.	MXN	568,900	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.67% (pays monthly	)	12/2/27	564,735
CME Group, Inc.	MXN	572,100	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.67% (pays monthly	)	12/3/27	568,275
CME Group, Inc.	MXN	745,680	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.80% (pays monthly	)	12/6/27	382,318
LCH.Clearnet	EUR	132,460	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually	)(2)	9/20/22	412,297
LCH.Clearnet(1)	EUR	32,790	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00% (pays annually	)(2)	3/21/23	208,836
LCH.Clearnet	EUR	41,949	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00% (pays annually	)(2)	9/20/27	178,336
LCH.Clearnet	HUF	2,635,868	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually	)	12/13/21	(208,778)
LCH.Clearnet	HUF	6,569,260	Receives	6-month HUF BUBOR (pays semi-annually)	1.46% (pays annually	)	1/12/22	(685,527)
LCH.Clearnet	HUF	6,043,740	Receives	6-month HUF BUBOR (pays semi-annually)	1.44% (pays annually	)	1/13/22	(605,782)
LCH.Clearnet	HUF	3,485,900	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually	)	7/28/26	(386,305)
LCH.Clearnet	HUF	2,453,200	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually	)	8/1/26	(273,124)
LCH.Clearnet	HUF	940,022	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually	)	9/21/26	(88,670)
LCH.Clearnet	HUF	964,125	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually	)	9/21/26	(89,305)
LCH.Clearnet	HUF	2,378,174	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually	)	9/21/26	(186,342)
LCH.Clearnet	HUF	957,698	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually	)	10/13/26	(152,351)
LCH.Clearnet	HUF	2,436,021	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually	)	10/19/26	(295,916)
LCH.Clearnet	HUF	2,523,435	Receives	6-month HUF BUBOR (pays semi-annually)	2.04% (pays annually	)	10/20/26	(309,160)
LCH.Clearnet	HUF	1,218,150	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually	)	10/28/26	(160,086)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	3,015,613	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually	)	10/28/26	$(381,840)
LCH.Clearnet	HUF	1,825,240	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually	)	11/2/26	(243,914)
LCH.Clearnet	HUF	1,222,117	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually	)	11/3/26	(202,330)
LCH.Clearnet	HUF	1,198,308	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually	)	11/7/26	(184,680)
LCH.Clearnet	HUF	1,190,373	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually	)	11/8/26	(170,969)
LCH.Clearnet	HUF	3,277,496	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually	)	11/10/26	(496,025)
LCH.Clearnet	JPY	1,346,315	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.62% (pays semi-annually	)	12/19/46	1,138,780
LCH.Clearnet	JPY	1,455,749	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.81% (pays semi-annually	)	12/19/46	551,193
LCH.Clearnet	JPY	1,625,685	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.61% (pays semi-annually	)	12/19/46	1,408,349
LCH.Clearnet	JPY	1,425,700	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.86% (pays semi-annually	)	6/19/47	420,976
LCH.Clearnet	JPY	1,425,900	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.85% (pays semi-annually	)	6/19/47	431,427
LCH.Clearnet	JPY	1,814,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually	)	9/18/47	374,396
LCH.Clearnet	JPY	1,940,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually	)	9/18/47	381,241
LCH.Clearnet	JPY	2,055,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.92% (pays semi-annually	)	9/18/47	244,007
LCH.Clearnet	JPY	1,402,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually	)	12/18/47	108,877
LCH.Clearnet	JPY	2,841,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually	)	12/18/47	264,364
LCH.Clearnet	JPY	3,122,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually	)	12/18/47	296,202
LCH.Clearnet	NZD	54,200	Receives	3-month NZD Bank Bill (pays quarterly)	2.18% (pays semi-annually	)	11/8/19	(58,753)
LCH.Clearnet	NZD	108,300	Receives	3-month NZD Bank Bill (pays quarterly)	2.17% (pays semi-annually	)	11/8/19	(112,720)
LCH.Clearnet	NZD	109,800	Receives	3-month NZD Bank Bill (pays quarterly)	2.17% (pays semi-annually	)	11/8/19	(114,281)
LCH.Clearnet	NZD	108,300	Receives	3-month NZD Bank Bill (pays quarterly)	2.20% (pays semi-annually	)	11/9/19	(158,687)
LCH.Clearnet	NZD	208,800	Receives	3-month NZD Bank Bill (pays quarterly)	2.19% (pays semi-annually	)	11/10/19	(275,500)
LCH.Clearnet	NZD	216,700	Receives	3-month NZD Bank Bill (pays quarterly)	2.20% (pays semi-annually	)	11/10/19	(305,266)
LCH.Clearnet	NZD	30,800	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually	)	4/28/27	(552,156)
LCH.Clearnet	NZD	22,435	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually	)	5/8/27	(309,415)
LCH.Clearnet	NZD	23,592	Receives	3-month NZD Bank Bill (pays quarterly)	3.41% (pays semi-annually	)	5/8/27	(339,825)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	NZD	21,377	Receives	3-month NZD Bank Bill (pays quarterly)	3.31% (pays semi-annually	)	5/18/27	$(176,521)
LCH.Clearnet	NZD	95,900	Receives	3-month NZD Bank Bill (pays quarterly)	3.17% (pays semi-annually	)	6/26/27	178,069
LCH.Clearnet	NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually	)	1/9/28	281,660
LCH.Clearnet	NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually	)	1/9/28	275,452
LCH.Clearnet	NZD	19,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.15% (pays semi-annually	)	1/11/28	111,513
LCH.Clearnet	NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.15% (pays semi-annually	)	1/11/28	228,895
LCH.Clearnet	NZD	37,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.20% (pays semi-annually	)	1/12/28	94,813
LCH.Clearnet	PLN	38,447	Pays	6-month PLN WIBOR (pays semi-annually)	2.41% (pays annually	)	12/13/21	(20,598)
LCH.Clearnet	PLN	95,706	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually	)	1/12/22	(31,693)
LCH.Clearnet	PLN	98,984	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually	)	1/13/22	(61,831)
LCH.Clearnet	PLN	49,240	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually	)	7/28/26	(728,487)
LCH.Clearnet	PLN	35,503	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually	)	8/1/26	(621,825)
LCH.Clearnet	PLN	12,853	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually	)	9/21/26	(216,330)
LCH.Clearnet	PLN	47,555	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually	)	9/21/26	(777,829)
LCH.Clearnet	PLN	13,591	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually	)	10/13/26	(165,170)
LCH.Clearnet	PLN	13,817	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually	)	10/19/26	(174,310)
LCH.Clearnet	PLN	20,724	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually	)	10/19/26	(266,353)
LCH.Clearnet	PLN	15,166	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually	)	10/20/26	(205,911)
LCH.Clearnet	PLN	20,727	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually	)	10/20/26	(275,034)
LCH.Clearnet	PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually	)	10/28/26	(222,270)
LCH.Clearnet	PLN	43,554	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually	)	10/28/26	(565,933)
LCH.Clearnet	PLN	26,131	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually	)	10/31/26	(317,710)
LCH.Clearnet	PLN	17,422	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually	)	11/2/26	(186,317)
LCH.Clearnet	PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually	)	11/7/26	(196,913)
LCH.Clearnet	PLN	17,421	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually	)	11/8/26	(212,422)
LCH.Clearnet	PLN	48,146	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually	)	11/10/26	(572,820)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	3,354	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays semi-annually	)(2)	9/20/19	$15,781
LCH.Clearnet	USD	2,100	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.30% (pays semi-annually	)	1/30/20	1,226
LCH.Clearnet	USD	8,222	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays annually	)	7/31/20	(58,178)
LCH.Clearnet	USD	15,520	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually	)	7/31/20	(248,793)
LCH.Clearnet	USD	19,400	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually	)	7/31/20	(311,108)
LCH.Clearnet	USD	20,736	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually	)	8/12/20	(238,324)
LCH.Clearnet	USD	22,053	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.62% (pays semi-annually	)	8/14/20	(328,614)
LCH.Clearnet	USD	10,695	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually	)	8/17/20	(141,733)
LCH.Clearnet	USD	11,461	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually	)	8/17/20	(151,884)
LCH.Clearnet	USD	23,643	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually	)	8/17/20	(307,123)
LCH.Clearnet	USD	40,058	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.70% (pays semi-annually	)	8/19/20	(516,333)
LCH.Clearnet	USD	11,489	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually	)	8/22/20	(194,868)
LCH.Clearnet	USD	23,669	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually	)	8/22/20	(408,350)
LCH.Clearnet	USD	27,660	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually	)	9/18/20	(428,496)
LCH.Clearnet	USD	1,500	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually	)	9/23/20	(28,144)
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.43% (pays semi-annually	)	10/28/20	(277,351)
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.42% (pays semi-annually	)	10/28/20	(278,218)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	12,334	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.54% (pays semi-annually	)	11/5/20	$(292,655)
LCH.Clearnet	USD	24,666	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.53% (pays semi-annually	)	11/5/20	(591,513)
LCH.Clearnet	USD	11,935	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually	)	11/9/20	(280,322)
LCH.Clearnet	USD	16,312	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.67% (pays semi-annually	)	11/12/20	(331,676)
LCH.Clearnet	USD	8,910	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.11% (pays semi-annually	)	2/23/21	(337,063)
LCH.Clearnet	USD	8,640	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.17% (pays semi-annually	)	2/25/21	(310,556)
LCH.Clearnet	USD	17,279	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.17% (pays semi-annually	)	2/25/21	(622,243)
LCH.Clearnet	USD	21,672	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.27% (pays semi-annually	)	3/7/21	(712,698)
LCH.Clearnet	USD	15,042	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.10% (pays semi-annually	)	6/21/21	(691,214)
LCH.Clearnet	USD	30,740	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.96% (pays semi-annually	)	1/6/22	(653,577)
LCH.Clearnet	USD	25,617	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.84% (pays semi-annually	)	9/15/22	696,540
LCH.Clearnet	USD	39,231	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.87% (pays semi-annually	)	9/18/22	1,020,198
LCH.Clearnet	USD	5,210	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually	)	4/12/26	(403,316)
LCH.Clearnet	USD	7,105	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually	)	4/12/26	(550,284)
LCH.Clearnet	USD	10,016	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually	)	5/6/26	(748,977)
LCH.Clearnet	USD	10,016	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually	)	5/6/26	(752,034)
LCH.Clearnet	USD	10,077	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.60% (pays semi-annually	)	5/18/26	(822,571)

Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	2,531		Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.72% (pays semi-annually	)	5/20/26	$(182,440)
LCH.Clearnet	USD	5,063		Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually	)	5/20/26	(392,160)
LCH.Clearnet	USD	3,810		Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually	)	6/3/26	(287,335)
LCH.Clearnet	USD	14,900		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.11% (pays semi-annually	)	9/5/27	687,458
LCH.Clearnet	USD	10,084		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.02% (pays semi-annually	)	9/13/27	547,493
LCH.Clearnet	USD	83,779		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.18% (pays semi-annually	)	9/19/27	3,449,584
LCH.Clearnet(1)	USD	0	(3)	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually	)(2)	6/15/46	22
LCH.Clearnet(1)	USD	8,500		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually	)(2)	9/21/46	1,688,478
LCH.Clearnet(1)	USD	8,500		Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually	)(2)	9/21/46	(1,851,831)

									$(24,573,226)

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2018.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than USD 500.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	CNY	334,200	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.73% (pays quarterly	)	12/1/19	$(82,947)
Bank of America, N.A.	INR	961,600	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually	)	12/22/22	48,787
Bank of America, N.A.	INR	801,300	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.61% (pays semi-annually	)	1/9/23	(5,264)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	SAR	50,400	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.37% (pays annually	)	4/11/26	$(249,701)
Bank of America, N.A.	SAR	18,196	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.43% (pays annually	)	5/10/26	(80,426)
Bank of America, N.A.	SAR	30,566	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.57% (pays annually	)	5/23/26	(220,092)
BNP Paribas	CNY	312,000	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.77% (pays quarterly	)	12/18/19	(97,468)
BNP Paribas	KRW	7,655,630	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.83% (pays quarterly	)	1/17/27	350,023
BNP Paribas	KRW	5,789,175	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.92% (pays quarterly	)	2/7/27	213,624
BNP Paribas	KRW	5,302,880	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.79% (pays quarterly	)	1/17/37	574,160
BNP Paribas	KRW	2,869,080	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.85% (pays quarterly	)	2/7/37	280,547
BNP Paribas	KRW	5,833,300	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.03% (pays quarterly	)	7/12/37	422,720
Citibank, N.A.	KRW	4,720,100	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.03% (pays quarterly	)	7/12/37	344,241
Deutsche Bank AG	CNY	269,865	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.73% (pays quarterly	)	12/1/19	(62,849)
Deutsche Bank AG	CNY	542,000	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.73% (pays quarterly	)	12/1/19	(134,521)
Deutsche Bank AG	INR	1,907,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually	)	8/21/22	(552,158)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	INR	814,600	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually	)	12/22/22	$39,969
Deutsche Bank AG	INR	950,200	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.70% (pays semi-annually	)	12/27/22	153,740
Deutsche Bank AG	SAR	127,720	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.03% (pays annually	)	8/2/20	(640,612)
Deutsche Bank AG	SAR	100,651	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.64% (pays annually	)	2/25/21	(434,758)
Deutsche Bank AG	SAR	83,876	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.76% (pays annually	)	3/7/21	(459,083)
Goldman Sachs International	AED	38,962	Receives	3-month Emirates Interbank Offered Rate (pays quarterly)	2.50% (pays annually	)	6/13/21	(45,365)
Goldman Sachs International	AED	38,960	Receives	3-month Emirates Interbank Offered Rate (pays quarterly)	2.51% (pays annually	)	6/15/21	(47,796)
Goldman Sachs International	AED	38,965	Receives	3-month Emirates Interbank Offered Rate (pays quarterly)	2.52% (pays annually	)	6/21/21	(50,566)
Goldman Sachs International	CLP	28,887,620	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.56% (pays semi-annually	)	10/4/22	(359,612)
Goldman Sachs International	CLP	28,062,280	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually	)	10/5/22	(368,553)
Goldman Sachs International	CLP	14,031,140	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually	)	10/6/22	(183,018)
Goldman Sachs International	CLP	28,062,260	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.59% (pays semi-annually	)	10/10/22	(399,652)
Goldman Sachs International	CLP	8,410,650	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.50% (pays semi-annually	)	10/26/22	(49,034)
Goldman Sachs International	CLP	3,244,109	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.54% (pays semi-annually	)	10/30/22	(27,803)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	CLP	16,340,690	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually	)	12/4/22	$(127,089)
Goldman Sachs International	CLP	3,364,260	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.56% (pays semi-annually	)	12/5/22	(23,249)
Goldman Sachs International	CLP	2,528,067	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.60% (pays semi-annually	)	1/4/23	(18,553)
Goldman Sachs International	CNY	155,035	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.72% (pays quarterly	)	12/4/19	(29,316)
Goldman Sachs International	INR	633,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.76% (pays semi-annually	)	1/4/23	58,729
Goldman Sachs International	KRW	6,127,100	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.03% (pays quarterly	)	7/12/37	446,854
Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.16% (pays annually	)	8/3/20	136,687
Goldman Sachs International	SAR	77,052	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.35% (pays annually	)	8/12/20	30,033
Goldman Sachs International	SAR	83,879	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually	)	8/17/20	5,935
Goldman Sachs International	SAR	88,833	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually	)	8/17/20	2,596
Goldman Sachs International	SAR	95,697	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.46% (pays annually	)	8/19/20	(35,468)
Goldman Sachs International	SAR	66,550	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually	)	8/22/20	(516,637)
Goldman Sachs International	SAR	130,268	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually	)	8/22/20	(1,011,289)
Goldman Sachs International	SAR	143,913	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.26% (pays annually	)	9/17/20	225,086

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	143,914	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.34% (pays annually	)	9/21/20	$141,955
Goldman Sachs International	SAR	95,490	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.56% (pays annually	)	11/5/20	85,687
Goldman Sachs International	SAR	41,938	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.65% (pays annually	)	2/23/21	(184,516)
Goldman Sachs International	SAR	79,680	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.46% (pays annually	)	5/9/26	(412,630)
Goldman Sachs International	SAR	40,596	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.47% (pays annually	)	5/18/26	(213,257)
Goldman Sachs International	SAR	15,890	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.71% (pays annually	)	6/6/26	(158,557)
JPMorgan Chase Bank, N.A.	CNY	189,600	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.82% (pays quarterly	)	12/22/19	(87,949)
JPMorgan Chase Bank, N.A.	INR	950,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually	)	12/27/22	144,059
Morgan Stanley & Co. International PLC	CNY	337,000	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.73% (pays quarterly	)	12/4/19	(79,193)
Nomura International PLC	KRW	5,173,120	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.79% (pays quarterly	)	1/17/37	560,649
Nomura International PLC	KRW	7,188,920	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.84% (pays quarterly	)	2/7/37	705,745
Standard Chartered Bank	CNY	278,000	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.73% (pays quarterly	)	12/1/19	(68,998)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
Standard Chartered Bank	CNY	479,000	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.78% (pays quarterly	)	12/18/19	$(167,931)
Standard Chartered Bank	INR	1,236,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually	)	8/21/22	(382,725)
Standard Chartered Bank	INR	813,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.68% (pays semi-annually	)	12/26/22	125,373

								$(2,971,436)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Turkey	ICE Clear Credit	$2,160	1.00 (pays quarterly	% )(1)	6/20/20	0.93%	$5,924	$64,301	$70,225

Total		$2,160					$5,924	$64,301	$70,225

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount† (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Chile	ICE Clear Credit		93,820	1.00% (pays quarterly)	(1)	12/20/22	$(2,603,356)	$1,820,497	$(782,859)
Colombia	ICE Clear Credit		86,270	1.00% (pays quarterly)	(1)	12/20/22	(521,454)	(1,041,866)	(1,563,320)
Colombia	ICE Clear Credit		73,700	1.00% (pays quarterly)	(1)	12/20/27	4,046,539	(7,842,816)	(3,796,277)
Malaysia	ICE Clear Credit		221,485	1.00% (pays quarterly)	(1)	12/20/22	(4,541,205)	2,781,762	(1,759,443)
Markit CDX Emerging Markets Index (CDX.EM.28.V2)	ICE Clear Credit		2,910	1.00% (pays quarterly)	(1)	12/20/22	15,273	(120,627)	(105,354)
Markit iTraxx Europe Subordinated Financials Index (ITRAXX.FINSR.28.V1)	ICE Clear Credit	EUR	134,530	1.00% (pays quarterly)	(1)	12/20/22	(4,867,634)	3,327,080	(1,540,554)
Mexico	ICE Clear Credit		203,900	1.00% (pays quarterly)	(1)	12/20/22	(545,115)	(1,305,846)	(1,850,961)
Qatar	ICE Clear Credit		119,079	1.00% (pays quarterly)	(1)	12/20/22	(879,567)	6,198	(873,369)
Russia	ICE Clear Credit		165,715	1.00% (pays quarterly)	(1)	12/20/22	290,590	(3,584,723)	(3,294,133)

Total							$(9,605,929)	$(5,960,341)	$(15,566,270)

†	Notional amount is stated in USD unless otherwise noted.

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received	Net Unrealized Appreciation
Poland	Barclays Bank PLC	$10,720	1.00% (pays quarterly	)(1)	6/20/21	0.29%	$262,077	$17,310	$279,387
Poland	BNP Paribas	11,790	1.00% (pays quarterly	)(1)	6/20/21	0.29	288,235	16,662	304,897
Turkey	Barclays Bank PLC	23,500	1.00% (pays quarterly	)(1)	6/20/20	0.93	64,448	693,626	758,074
Turkey	BNP Paribas	10,000	1.00% (pays quarterly	)(1)	6/20/20	0.93	27,424	261,676	289,100
Turkey	BNP Paribas	32,300	1.00% (pays quarterly	)(1)	9/20/20	0.98	55,700	1,314,033	1,369,733
Turkey	Goldman Sachs International	25,000	1.00% (pays quarterly	)(1)	6/20/20	0.93	68,561	646,613	715,174
Turkey	Goldman Sachs International	10,000	1.00% (pays quarterly	)(1)	6/20/20	0.93	27,424	280,792	308,216
Turkey	JPMorgan Chase Bank, N.A.	2,710	1.00% (pays quarterly	)(1)	6/20/20	0.93	7,432	81,254	88,686
Turkey	Nomura International PLC	6,900	1.00% (pays quarterly	)(1)	6/20/20	0.93	18,923	183,836	202,759

Total		$132,920					$820,224	$3,495,802	$4,316,026

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$4,574	1.00% (pays quarterly	)(1)	6/20/18	$(21,742)	$(2,003)	$(23,745)
Bulgaria	BNP Paribas	6,320	1.00% (pays quarterly	)(1)	9/20/18	(43,832)	(7,579)	(51,411)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly	)(1)	3/20/20	(69,289)	(138,944)	(208,233)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly	)(1)	3/20/20	(69,289)	(139,108)	(208,397)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly	)(1)	3/20/20	(69,289)	(142,977)	(212,266)
Croatia	Barclays Bank PLC	9,040	1.00% (pays quarterly	)(1)	3/20/20	(138,578)	(277,645)	(416,223)
Croatia	BNP Paribas	8,480	1.00% (pays quarterly	)(1)	6/20/18	(39,385)	(51,354)	(90,739)
Croatia	BNP Paribas	1,500	1.00% (pays quarterly	)(1)	3/20/20	(22,994)	(52,863)	(75,857)
Croatia	BNP Paribas	2,340	1.00% (pays quarterly	)(1)	3/20/20	(35,871)	(73,859)	(109,730)
Croatia	BNP Paribas	2,760	1.00% (pays quarterly	)(1)	3/20/20	(42,309)	(83,708)	(126,017)
Croatia	BNP Paribas	6,250	1.00% (pays quarterly	)(1)	3/20/20	(95,809)	(219,960)	(315,769)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Citibank, N.A.	$3,070	1.00 (pays quarterly	% )(1)	3/20/18	$(7,317)	$(5,247)	$(12,564)
Croatia	Citibank, N.A.	4,050	1.00 (pays quarterly	% )(1)	3/20/18	(9,653)	(6,921)	(16,574)
Croatia	Citibank, N.A.	4,287	1.00 (pays quarterly	% )(1)	3/20/18	(10,218)	(10,184)	(20,402)
Croatia	Citibank, N.A.	2,670	1.00 (pays quarterly	% )(1)	6/20/18	(12,401)	(19,153)	(31,554)
Croatia	Citibank, N.A.	13,270	1.00 (pays quarterly	% )(1)	6/20/18	(61,632)	(93,990)	(155,622)
Croatia	Citibank, N.A.	1,660	1.00 (pays quarterly	% )(1)	3/20/20	(25,447)	(50,773)	(76,220)
Croatia	Citibank, N.A.	4,260	1.00 (pays quarterly	% )(1)	3/20/20	(65,303)	(136,190)	(201,493)
Croatia	Citibank, N.A.	10,000	1.00 (pays quarterly	% )(1)	3/20/20	(153,294)	(335,608)	(488,902)
Croatia	Citibank, N.A.	167	1.00 (pays quarterly	% )(1)	6/20/20	(2,676)	(5,747)	(8,423)
Croatia	Citibank, N.A.	1,000	1.00 (pays quarterly	% )(1)	6/20/20	(15,999)	(35,189)	(51,188)
Croatia	Goldman Sachs International	2,900	1.00 (pays quarterly	% )(1)	3/20/19	(29,370)	(47,313)	(76,683)
Croatia	Goldman Sachs International	2,210	1.00 (pays quarterly	% )(1)	3/20/20	(33,878)	(69,756)	(103,634)
Croatia	Goldman Sachs International	3,410	1.00 (pays quarterly	% )(1)	3/20/20	(52,273)	(107,742)	(160,015)
Croatia	Goldman Sachs International	1,700	1.00 (pays quarterly	% )(1)	6/20/20	(27,199)	(60,021)	(87,220)
Croatia	HSBC Bank USA, N.A.	6,508	1.00 (pays quarterly	% )(1)	3/20/18	(15,511)	(15,460)	(30,971)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00 (pays quarterly	% )(1)	6/20/18	(13,780)	(21,301)	(35,081)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00 (pays quarterly	% )(1)	3/20/18	(7,346)	(7,392)	(14,738)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00 (pays quarterly	% )(1)	6/20/18	(13,079)	(21,100)	(34,179)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00 (pays quarterly	% )(1)	6/20/18	(27,258)	(45,021)	(72,279)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00 (pays quarterly	% )(1)	6/20/18	(29,306)	(43,301)	(72,607)
Croatia	Nomura International PLC	5,000	1.00 (pays quarterly	% )(1)	3/20/18	(11,917)	(7,990)	(19,907)
Croatia	Nomura International PLC	40,700	1.00 (pays quarterly	% )(1)	3/20/18	(97,006)	(69,687)	(166,693)
Egypt	Citibank, N.A.	50	1.00 (pays quarterly	% )(1)	6/20/20	911	(1,387)	(476)
Egypt	Citibank, N.A.	4,550	1.00 (pays quarterly	% )(1)	6/20/20	82,899	(120,178)	(37,279)
Egypt	Deutsche Bank AG	5,100	1.00 (pays quarterly	% )(1)	6/20/20	92,920	(119,775)	(26,855)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Egypt	Deutsche Bank AG	$4,550	1.00 (pays quarterly	% )(1)	6/20/20	$82,899	$(120,912)	$(38,013)
Egypt	Deutsche Bank AG	4,600	1.00 (pays quarterly	% )(1)	6/20/20	83,810	(122,077)	(38,267)
Lebanon	Bank of America, N.A.	2,330	1.00 (pays quarterly	% )(1)	6/20/22	274,685	(294,760)	(20,075)
Lebanon	Bank of America, N.A.	3,150	1.00 (pays quarterly	% )(1)	12/20/22	427,368	(452,704)	(25,336)
Lebanon	Barclays Bank PLC	4,100	1.00 (pays quarterly	% )(1)	12/20/22	556,257	(581,373)	(25,116)
Lebanon	Goldman Sachs International	6,999	5.00 (pays quarterly	% )(1)	12/20/18	(180,345)	64,452	(115,893)
Lebanon	Goldman Sachs International	7,552	5.00 (pays quarterly	% )(1)	12/20/18	(194,594)	75,191	(119,403)
Oman	Bank of America, N.A.	20,851	1.00 (pays quarterly	% )(1)	6/20/22	384,004	(912,690)	(528,686)
Oman	Bank of America, N.A.	16,680	1.00 (pays quarterly	% )(1)	12/20/22	476,407	(877,586)	(401,179)
Poland	Bank of America, N.A.	7,120	1.00 (pays quarterly	% )(1)	9/20/19	(111,232)	39,016	(72,216)
Poland	Barclays Bank PLC	8,680	1.00 (pays quarterly	% )(1)	9/20/18	(62,274)	26,318	(35,956)
Poland	Barclays Bank PLC	4,360	1.00 (pays quarterly	% )(1)	9/20/19	(68,114)	25,272	(42,842)
Poland	Barclays Bank PLC	15,000	1.00 (pays quarterly	% )(1)	9/20/19	(234,337)	86,963	(147,374)
Qatar	Bank of America, N.A.	1,710	1.00 (pays quarterly	% )(1)	6/20/19	(17,521)	11,893	(5,628)
Qatar	Bank of America, N.A.	1,710	1.00 (pays quarterly	% )(1)	6/20/19	(17,521)	11,204	(6,317)
Qatar	Barclays Bank PLC	13,218	1.00 (pays quarterly	% )(1)	12/20/18	(103,807)	38,219	(65,588)
Qatar	Barclays Bank PLC	3,800	1.00 (pays quarterly	% )(1)	3/20/19	(34,358)	13,239	(21,119)
Qatar	Barclays Bank PLC	6,400	1.00 (pays quarterly	% )(1)	9/20/23	(5,782)	17,424	11,642
Qatar	Barclays Bank PLC	15,980	1.00 (pays quarterly	% )(1)	9/20/23	(14,437)	7,767	(6,670)
Qatar	BNP Paribas	1,713	1.00 (pays quarterly	% )(1)	6/20/19	(17,552)	8,421	(9,131)
Qatar	Citibank, N.A.	6,450	1.00 (pays quarterly	% )(1)	6/20/19	(66,090)	41,500	(24,590)
Qatar	Deutsche Bank AG	1,713	1.00 (pays quarterly	% )(1)	6/20/19	(17,552)	7,937	(9,615)
Qatar	Deutsche Bank AG	3,920	1.00 (pays quarterly	% )(1)	6/20/19	(40,166)	18,162	(22,004)
Qatar	Goldman Sachs International	2,200	1.00 (pays quarterly	% )(1)	3/20/19	(19,891)	8,874	(11,017)
Qatar	Goldman Sachs International	4,380	1.00 (pays quarterly	% )(1)	3/20/19	(39,602)	14,872	(24,730)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	Goldman Sachs International	$10	1.00 (pays quarterly	% )(1)	12/20/20	$(148)	$(73)	$(221)
Qatar	Goldman Sachs International	1,660	1.00 (pays quarterly	% )(1)	12/20/20	(24,584)	(22,613)	(47,197)
Qatar	Goldman Sachs International	9,740	1.00 (pays quarterly	% )(1)	12/20/20	(144,244)	(90,260)	(234,504)
Qatar	Goldman Sachs International	3,700	1.00 (pays quarterly	% )(1)	12/20/23	4,405	(7,438)	(3,033)
Qatar	Goldman Sachs International	3,090	1.00 (pays quarterly	% )(1)	9/20/24	22,688	1,755	24,443
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00 (pays quarterly	% )(1)	3/20/19	(16,546)	6,966	(9,580)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00 (pays quarterly	% )(1)	6/20/19	(16,702)	11,352	(5,350)
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00 (pays quarterly	% )(1)	6/20/19	(20,493)	8,995	(11,498)
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00 (pays quarterly	% )(1)	6/20/19	(33,649)	17,015	(16,634)
Qatar	Nomura International PLC	1,380	1.00 (pays quarterly	% )(1)	3/20/19	(12,477)	4,803	(7,674)
Qatar	Nomura International PLC	3,460	1.00 (pays quarterly	% )(1)	3/20/19	(31,283)	12,424	(18,859)
Qatar	Nomura International PLC	9,620	1.00 (pays quarterly	% )(1)	9/20/24	70,635	21,875	92,510
Qatar	UBS AG	9,246	1.00 (pays quarterly	% )(1)	12/20/23	11,008	(18,835)	(7,827)
Serbia	Nomura International PLC	10,000	5.00 (pays quarterly	% )(1)	6/20/19	(713,582)	299,012	(414,570)
South Africa	Bank of America, N.A.	5,575	1.00 (pays quarterly	% )(1)	9/20/20	(41,971)	(64,288)	(106,259)
South Africa	Bank of America, N.A.	5,160	1.00 (pays quarterly	% )(1)	12/20/20	(36,535)	(62,867)	(99,402)
South Africa	Bank of America, N.A.	16,990	1.00 (pays quarterly	% )(1)	12/20/20	(120,297)	(188,715)	(309,012)
South Africa	Bank of America, N.A.	16,100	1.00 (pays quarterly	% )(1)	9/20/22	237,097	(558,835)	(321,738)
South Africa	Bank of America, N.A.	20,830	1.00 (pays quarterly	% )(1)	9/20/22	306,754	(757,256)	(450,502)
South Africa	Bank of America, N.A.	29,280	1.00 (pays quarterly	% )(1)	9/20/22	431,193	(961,143)	(529,950)
South Africa	Bank of America, N.A.	19,900	1.00 (pays quarterly	% )(1)	9/20/22	293,058	(910,231)	(617,173)
South Africa	Barclays Bank PLC	12,000	1.00 (pays quarterly	% )(1)	9/20/20	(90,341)	(247,111)	(337,452)
South Africa	Barclays Bank PLC	7,340	1.00 (pays quarterly	% )(1)	12/20/20	(51,971)	(86,092)	(138,063)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Barclays Bank PLC	$12,010	1.00% (pays quarterly	)(1)	12/20/20	$(85,036)	$(132,905)	$(217,941)
South Africa	Barclays Bank PLC	9,080	1.00% (pays quarterly	)(1)	9/20/22	133,717	(382,471)	(248,754)
South Africa	Barclays Bank PLC	10,850	1.00% (pays quarterly	)(1)	9/20/22	159,783	(426,111)	(266,328)
South Africa	BNP Paribas	10,850	1.00% (pays quarterly	)(1)	9/20/22	159,783	(437,808)	(278,025)
South Africa	BNP Paribas	16,830	1.00% (pays quarterly	)(1)	9/20/22	247,848	(668,462)	(420,614)
South Africa	Credit Suisse International	7,740	1.00% (pays quarterly	)(1)	12/20/20	(54,803)	(96,055)	(150,858)
South Africa	Credit Suisse International	10,450	1.00% (pays quarterly	)(1)	12/20/20	(73,991)	(159,392)	(233,383)
South Africa	Credit Suisse International	16,990	1.00% (pays quarterly	)(1)	12/20/20	(120,297)	(200,644)	(320,941)
South Africa	Credit Suisse International	10,000	1.00% (pays quarterly	)(1)	9/20/22	147,266	(474,953)	(327,687)
South Africa	Deutsche Bank AG	13,005	1.00% (pays quarterly	)(1)	12/20/20	(92,081)	(149,985)	(242,066)
South Africa	Deutsche Bank AG	15,200	1.00% (pays quarterly	)(1)	9/20/22	223,844	(690,968)	(467,124)
South Africa	Deutsche Bank AG	16,940	1.00% (pays quarterly	)(1)	9/20/22	249,468	(773,380)	(523,912)
South Africa	Goldman Sachs International	8,020	1.00% (pays quarterly	)(1)	12/20/20	(56,785)	(95,891)	(152,676)
South Africa	Goldman Sachs International	17,335	1.00% (pays quarterly	)(1)	12/20/20	(122,740)	(203,960)	(326,700)
South Africa	Goldman Sachs International	10,690	1.00% (pays quarterly	)(1)	9/20/22	157,427	(472,972)	(315,545)
South Africa	Goldman Sachs International	8,022	1.00% (pays quarterly	)(1)	12/20/22	147,730	(380,404)	(232,674)
South Africa	HSBC Bank USA, N.A.	7,300	1.00% (pays quarterly	)(1)	12/20/22	134,434	(332,428)	(197,994)
South Africa	Nomura International PLC	4,000	1.00% (pays quarterly	)(1)	9/20/22	58,906	(143,653)	(84,747)
South Africa	Nomura International PLC	8,900	1.00% (pays quarterly	)(1)	9/20/22	131,066	(346,782)	(215,716)
South Africa	Nomura International PLC	7,068	1.00% (pays quarterly	)(1)	12/20/22	130,161	(329,855)	(199,694)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Thailand	Barclays Bank PLC	$7,500	0.97% (pays quarterly	)	9/20/19	$(111,762)	$—	$(111,762)
Thailand	Citibank, N.A.	3,700	0.95% (pays quarterly	)	9/20/19	(53,845)	—	(53,845)

Total						$1,178,843	$(15,982,443)	$(14,803,600)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2018, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $135,080,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank, N.A.	UAH	750,000	Total Return on Ukraine Treasury Bill, 0.00% due 7/25/18 (pays upon termination)	3-month USD- LIBOR-BBA + 150 bp on $25,187,590 (Notional Amount) (pays upon termination) plus Notional Amount at termination date	7/27/18	$13,598

						$13,598

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Depreciation
BNP Paribas	6-month USD-LIBOR-BBA on USD 31,564,738 (pays semi-annually) plus KRW 35,788,100,000	1.10% on KRW 35,788,100,000 (pays semi-annually) plus USD 31,564,738	3/2/20	$(1,633,374)
BNP Paribas	6-month USD-LIBOR-BBA on USD 23,595,683 (pays semi-annually) plus KRW 27,312,000,000	1.19% on KRW 27,312,000,000 (pays semi-annually) plus USD 23,595,683	3/8/20	(1,803,735)
BNP Paribas	6-month USD-LIBOR-BBA on USD 31,669,485 (pays semi-annually) plus KRW 35,270,300,000	1.23% on KRW 35,270,300,000 (pays semi-annually) plus USD 31,669,485	3/31/20	(1,149,823)
BNP Paribas	6-month USD-LIBOR-BBA on USD 18,298,490 (pays semi-annually) plus KRW 20,766,600,000	1.18% on KRW 20,766,600,000 (pays semi-annually) plus USD 18,298,490	4/20/20	(1,001,311)

				$(5,588,243)

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	CLF	1,011	CLP	26,958,979	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.89% (pays semi-annually	)	10/4/22	$(149,521)
Goldman Sachs International	CLF	1,011	CLP	26,960,769	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.90% (pays semi-annually	)	10/5/22	(114,932)
Goldman Sachs International	CLF	506	CLP	13,481,298	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.90% (pays semi-annually	)	10/6/22	(56,950)
Goldman Sachs International	CLF	1,011	CLP	26,969,636	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.92% (pays semi-annually	)	10/11/22	(63,993)
Goldman Sachs International	CLF	289	CLP	7,683,053	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.91% (pays semi-annually	)	10/26/22	(20,196)
Goldman Sachs International	CLF	115	CLP	3,072,428	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.95% (pays semi-annually	)	10/28/22	2,791
Goldman Sachs International	CLF	589	CLP	15,750,371	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.96% (pays semi-annually	)	12/4/22	46,415
Goldman Sachs International	CLF	120	CLP	3,215,002	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.95% (pays semi-annually	)	12/5/22	7,041
Goldman Sachs International	CLF	89	CLP	2,397,537	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.99% (pays semi-annually	)	1/4/23	15,851

									$(333,494)

									$(5,921,737)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Abbreviations:

ARPP7DRR	-	Argentina Central Bank 7-day Repo Reference Rate

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

ALL	-	Albanian Lek

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BHD	-	Bahraini Dinar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham

MXN	-	Mexican Peso

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

QAR	-	Qatari Riyal

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

XOF	-	West African CFA Franc

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2018 were $31,168,438 or 0.6% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into options on equity indices and equity index futures contracts to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, forward volatility agreements, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$—	$(19,376,093)

Total		$—	$(19,376,093)

Credit	Credit Default Swaps	$6,740,655	$(4,741,588)
Credit	Credit Default Swaps (Centrally Cleared)*	70,225	(15,566,270)

Total		$6,810,880	$(20,307,858)

Equity Price	Futures Contracts*	$725,314	$—
Equity Price	Options Purchased	3,181,949	—

Total		$3,907,263	$—

Foreign Exchange	Cross-Currency Swaps	$—	$(5,588,243)
Foreign Exchange	Currency Options Purchased	2,070,474	—
Foreign Exchange	Currency Options Written	—	(124,590)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	79,038,723	(172,411,397)
Foreign Exchange	Forward Volatility Agreements	27,233	(1,372,907)
Foreign Exchange	Total Return Swaps	13,598	—

Total		$81,150,028	$(179,497,137)

Interest Rate	Cross-Currency Swaps	$72,098	$(405,592)
Interest Rate	Futures Contracts*	7,828,737	—
Interest Rate	Inflation Swaps (Centrally Cleared)	3,030,081	(2,198,502)
Interest Rate	Interest Rate Swaps	5,097,199	(8,068,635)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	17,500,445	(42,073,671)

Total		$33,528,560	$(52,746,400)

*	For futures contracts and centrally cleared credit default swap contracts, amount represents cumulative unrealized appreciation or (depreciation).

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2018 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount		Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral
JPMorgan Chase Bank, N.A.	1/19/18	On Demand	1.85%	AUD	84,068,213	$67,773,548	$69,129,379
Nomura International PLC	10/24/17	On Demand	1.97	AUD	34,574,302	28,003,409	28,568,849

Total						$95,776,957	$97,698,228

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

AUD - Australian Dollar

At January 31, 2018, the remaining contractual maturity of all reverse repurchase agreements was overnight and continuous. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2018. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$2,849,935,621	$—	$2,849,935,621
Foreign Corporate Bonds	—	123,411,873	—	123,411,873
Sovereign Loans (Less Unfunded Loan Commitments)	—	113,616,900	—	113,616,900
Credit Linked Notes (CLN)	—	2,126,250	—	2,126,250
Corporate Bonds & Notes	—	536,652	—	536,652
Collateralized Mortgage Obligations	—	407,261,477	—	407,261,477
Mortgage Pass-Throughs	—	190,710,831	—	190,710,831
U.S. Treasury Obligations	—	96,320,416	—	96,320,416
Small Business Administration Loans (Interest Only)	—	23,540,473	—	23,540,473
Common Stocks	83,062,578	177,588,904 *	—	260,651,482
Rights	—	18,542	—	18,542
Short-Term Investments —
Foreign Government Securities	—	1,062,040,315	—	1,062,040,315
U.S. Treasury Obligations	—	98,740,005	—	98,740,005
Other	—	415,321,161	—	415,321,161
Currency Options Purchased	—	2,070,474	—	2,070,474
Call Options Purchased	—	3,181,949	—	3,181,949
Total Investments	$83,062,578	$5,566,421,843	$—	$5,649,484,421
Forward Foreign Currency Exchange Contracts	$—	$79,038,723	$—	$79,038,723
Forward Volatility Agreements	—	27,233	—	27,233
Futures Contracts	7,828,737	725,314	—	8,554,051
Swap Contracts	—	36,812,402	—	36,812,402
Total	$90,891,315	$5,683,025,515	$—	$5,773,916,830

Liability Description
Currency Options Written	$—	$(124,590)	$—	$(124,590)
Forward Foreign Currency Exchange Contracts	—	(172,411,397)	—	(172,411,397)
Forward Volatility Agreements	—	(1,372,907)	—	(1,372,907)
Futures Contracts	(19,376,093)	—	—	(19,376,093)
Swap Contracts	—	(77,034,562)	—	(77,034,562)
Total	$(19,376,093)	$(250,943,456)	$—	$(270,319,549)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

Derivatives — Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate.

Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018